Vanguard® Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of January 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (95.7%)
Alabama (2.3%)
	Alabama GO	4.000%	11/1/30	6,195	6,489
	Alabama GO	4.000%	11/1/31	6,445	6,741
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/39	1,135	1,256
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/38	6,540	6,807
	Auburn University College & University Revenue	5.000%	6/1/48	12,500	13,437
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	300	347
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	325	375
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	695	716
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	23,975	24,055
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	6,235	6,253
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	4,000	4,011
[2]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	8,250	8,400
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	19,985	19,985
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	3,755	4,027
[2]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	23,495	23,732
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/26	14,845	14,870
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/29	16,965	16,714
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	4.000%	12/1/26	11,655	11,674
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	5.000%	6/1/28	28,920	30,896
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	1,630	1,655
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,560	1,568
	Decatur AL Waterworks & Sewer System Water Revenue	4.000%	8/15/50	5,160	5,052
	Huntsville AL GO	5.000%	5/1/32	3,190	3,561
	Huntsville Public Building Authority Lease (Appropriation) Revenue	5.000%	2/1/47	3,715	4,065

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	625	622
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	605	597
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	690	677
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	545	533
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	645	631
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/46	3,000	3,179
	Jefferson County AL Sewer Revenue	6.000%	10/1/42	8,780	9,379
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	10,000	10,730
	Jefferson County AL Sewer Revenue	6.500%	10/1/53	15,545	16,618
[3,4]	Jefferson County AL Sewer Revenue, 6.600% coupon rate effective 10/1/23	0.000%	10/1/42	12,500	12,865
[4]	Jefferson County AL Sewer Revenue, 7.750% coupon rate effective 10/1/23	0.000%	10/1/46	1,100	1,129
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	10,705	10,753
	Montgomery AL GO	5.000%	12/1/33	475	558
	Morgan County Board of Education Ad Valorem Property Tax Revenue	4.000%	3/1/49	1,245	1,223
	Oxford AL GO	5.000%	7/1/52	3,750	4,078
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	5,115	5,128
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	6,335	6,349
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 1)	4.000%	10/1/28	13,850	13,861
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 3)	5.500%	12/1/29	1,215	1,323
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 4)	5.000%	8/1/28	7,710	8,080
	Tuscaloosa AL GO	3.000%	10/1/50	3,000	2,412
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	4,505	4,717
[1]	University of South Alabama College & University Revenue	5.000%	10/1/29	1,000	1,096
[1]	University of South Alabama College & University Revenue	5.000%	10/1/30	1,020	1,113
[1]	University of South Alabama College & University Revenue	5.000%	10/1/31	1,000	1,091
[1]	University of South Alabama College & University Revenue	5.000%	10/1/32	750	817
[1]	University of South Alabama College & University Revenue	5.000%	10/1/33	1,435	1,557
					337,802

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/26	1,000	1,093
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/32	850	979
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond), Prere.	5.000%	6/1/25	6,620	7,026
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond), Prere.	5.000%	6/1/25	3,995	4,240
	Municipality of Anchorage AK GO	4.000%	9/1/37	1,000	1,047
	Municipality of Anchorage AK GO	4.000%	9/1/38	1,000	1,037
	Municipality of Anchorage AK GO	4.000%	9/1/39	2,620	2,685
	Municipality of Anchorage AK GO	4.000%	9/1/40	1,500	1,524
	Municipality of Anchorage AK GO	4.000%	9/1/41	1,285	1,299
					20,930
Arizona (1.4%)
	Arizona Board of Regents College & University Revenue	4.000%	7/1/38	1,250	1,300
	Arizona Board of Regents College & University Revenue	5.000%	7/1/43	4,000	4,429
[5]	Arizona IDA Charter School Aid Revenue	5.750%	7/15/48	3,200	3,270
[5]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/49	1,610	1,529
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/41	505	459
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/51	490	416
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/61	2,875	2,345
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,000	1,012
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	1,000	1,007
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	500	501
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	1,000	1,206
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/44	1,250	1,258
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/49	1,375	1,481
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/54	2,000	2,146
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/58	1,500	1,604
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	4,000	2,600
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/51	5,000	3,250
	Buckeye AZ Sales Tax Revenue	5.000%	7/1/35	4,480	4,709
	Buckeye AZ Sales Tax Revenue	5.000%	7/1/43	11,690	12,201
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.700%	7/1/51	5,020	3,633
	Glendale IDA Student Loan Revenue	5.000%	5/15/28	1,350	1,516
	Glendale IDA Student Loan Revenue	5.000%	5/15/30	1,050	1,223
	Glendale IDA Student Loan Revenue	5.000%	5/15/31	425	493
	Glendale IDA Student Loan Revenue	5.000%	5/15/32	525	607
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/48	1,350	1,361

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/49	1,500	1,570
[5]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/49	3,500	3,299
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/55	11,535	10,575
[5]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/41	1,275	1,090
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	5,302
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	4,000	4,157
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	5,000	5,384
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/34	545	585
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/35	350	373
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/36	500	527
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/37	600	626
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/38	750	776
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/39	600	619
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/33	200	217
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/34	200	214
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/35	250	264
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/37	250	260
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/40	500	512
	Mesa AZ Utility System Water Revenue	4.000%	7/1/31	7,275	7,640
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	5,515	5,947
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/49	13,905	14,917
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/31	3,080	3,514
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/33	2,135	2,421
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/34	2,030	2,292
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/35	2,100	2,354
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/36	3,025	3,360
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/37	3,350	3,700
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/38	3,440	3,775
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/37	3,750	3,823
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/42	3,000	3,014
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/41	1,000	845
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/51	3,500	2,700
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	2,750	2,042
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	500	371
	Pinal County Electric District No. 3 Electric Power & Light Revenue	4.000%	7/1/32	1,035	1,078

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	3,155	3,405
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/34	10,045	11,259
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/35	10,020	11,167
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	2,220	2,280
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/27	820	875
	University of Arizona College & University Revenue	5.000%	6/1/35	1,655	1,933
	University of Arizona College & University Revenue	5.000%	6/1/36	1,500	1,735
	University of Arizona College & University Revenue	5.000%	6/1/37	2,235	2,565
	University of Arizona College & University Revenue	5.000%	6/1/38	3,200	3,654
	University of Arizona College & University Revenue	5.000%	6/1/41	2,000	2,251
	University of Arizona College & University Revenue	5.000%	6/1/42	2,515	2,658
					199,481
Arkansas (0.1%)
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	285	279
	Rogers School District No. 30 GO	3.000%	2/1/30	4,660	4,674
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/33	1,895	1,939
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/34	2,360	2,415
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	2,170	2,239
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	2,855	2,946
					14,492
California (10.9%)
[3,4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	9,000	4,550
[6]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	5,000	3,965
	Alameda County CA Unified School District GO	5.000%	8/1/39	11,455	12,059
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	3,000	2,094
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/29	1,980	2,114
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/29	11,355	12,156
	California Community Choice Financing Authority Electric, Power, Light Revenue PUT	4.000%	8/1/28	5,000	5,077
	California Community Choice Financing Authority Natural Gas Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	8,660	8,788
	California Community Choice Financing Authority Natural Gas Electric Power & Light Revenue PUT	4.000%	8/1/31	14,260	14,454

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/48	3,500	3,629
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	15,000	14,441
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	4,000	3,515
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	922
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,075	991
	California Department of Water Resources Water Revenue	5.000%	12/1/30	5,000	6,089
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	30	31
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/36	3,000	3,138
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	5,000	5,238
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	6,000	7,387
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/45	14,000	14,478
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	8,050	9,907
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	4,000	4,930
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	15,550	19,246
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	2,050	2,545
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	10,000	10,522
	California GO	5.000%	9/1/31	15,050	16,457
	California GO	5.000%	3/1/32	1,155	1,373
[3]	California GO	5.250%	8/1/32	9,765	12,129
	California GO	5.000%	3/1/33	3,000	3,548
	California GO	5.000%	4/1/33	5,545	5,721
	California GO	4.000%	8/1/33	5,000	5,234
	California GO	5.000%	8/1/33	16,100	17,527
	California GO	5.000%	3/1/34	1,500	1,761
	California GO	5.000%	12/1/34	5,000	5,916
	California GO	5.000%	3/1/35	6,130	7,169
	California GO	5.000%	4/1/35	3,125	3,558
	California GO	5.000%	8/1/35	1,170	1,267
	California GO	5.000%	9/1/35	13,255	14,368
	California GO	5.000%	9/1/35	1,000	1,214
	California GO	4.000%	3/1/36	8,695	9,209
	California GO	5.000%	9/1/36	1,715	2,055
	California GO	5.000%	9/1/36	5,000	5,990
	California GO	3.000%	10/1/36	5,400	5,229
	California GO	5.000%	4/1/37	1,010	1,141
	California GO	5.000%	4/1/37	3,000	3,553
	California GO	3.000%	10/1/37	4,750	4,500
	California GO	5.000%	10/1/37	10,990	12,907
	California GO	5.000%	11/1/37	2,000	2,382
	California GO	5.000%	9/1/39	4,880	5,750
	California GO	5.000%	10/1/39	1,500	1,694
	California GO	4.000%	3/1/40	4,710	4,852
	California GO	3.000%	11/1/40	4,500	4,122

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	9/1/41	9,000	10,354
	California GO	4.000%	10/1/41	18,000	18,550
	California GO	5.000%	10/1/41	3,465	3,964
	California GO	3.000%	11/1/41	5,500	4,958
	California GO	5.000%	4/1/42	1,500	1,625
	California GO	5.000%	4/1/42	5,000	5,768
	California GO	5.000%	9/1/42	3,200	3,711
	California GO	5.000%	11/1/42	1,690	1,964
	California GO	5.000%	8/1/45	7,280	7,601
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,575	3,923
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	8,275	8,512
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/42	1,115	1,152
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	3,000	3,023
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	10,435	8,383
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	2,500	2,506
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/49	1,500	1,393
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	15,000	14,881
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	14,260	14,203
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	2,000	2,021
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	29,100	31,361
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	2,857	2,896
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	6,891	6,890
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	5,839	9,429
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	9,814	9,095
	California Infrastructure & Economic Development Bank Electric Power & Light Revenue, Prere.	5.000%	2/1/23	13,800	13,800
[7]	California Infrastructure & Economic Development Bank GO, SIFMA Municipal Swap Index Yield + 0.350%	2.010%	8/1/47	1,500	1,480
[7]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.360%	12/1/50	1,000	965
[3]	California Municipal Finance Authority COP	5.250%	11/1/52	5,000	5,420
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	2,470	1,930
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	8,000	7,239
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	9,095	8,706
[1]	California Municipal Finance Authority Lease Revenue	5.000%	8/1/41	5,100	5,397
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	4,465	3,549

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	1,200	935
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	3,000	3,322
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	6,000	7,400
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	1,500	1,806
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/46	9,200	9,144
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/33	1,395	1,652
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/34	1,500	1,765
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/38	1,250	1,302
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/41	1,500	1,525
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/35	1,020	1,211
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/36	4,000	4,223
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	610	640
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	1,450	1,659
	California State Public Works Board Lease (Appropriation) Revenue (Various Capital Project)	4.000%	11/1/38	2,920	3,046
	California State University College & University Revenue	5.000%	11/1/34	2,020	2,230
	California State University College & University Revenue	5.000%	11/1/36	6,010	6,556
	California State University College & University Revenue	5.000%	11/1/37	1,025	1,157
	California State University College & University Revenue	5.000%	11/1/38	2,100	2,222
	California State University College & University Revenue	5.000%	11/1/43	3,190	3,357
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/39	1,000	912
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	1,000	1,003
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	2,500	2,533
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	8,315	9,697
[3]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	6,200	6,494
	Chaffey Joint Union High School District GO	5.250%	8/1/47	3,290	3,511
[3]	Charter Oak Unified School District GO, Prere.	5.000%	8/1/25	5,270	5,617
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,050	1,124

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/33	3,130	3,344
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/34	1,100	1,174
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/35	865	919
	Chino Valley Unified School District GO	4.000%	8/1/55	5,000	5,013
[3]	Chula Vista Elementary School COP	2.000%	9/1/46	6,500	4,192
[3]	Chula Vista Elementary School COP	2.000%	9/1/51	3,500	2,111
	Clovis Unified School District GO, Prere.	5.000%	8/1/23	2,390	2,421
[5]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	9,950	7,507
	Coast Community College District GO	3.000%	8/1/39	4,300	3,876
	Corona-Norco Unified School District GO, Prere.	5.000%	8/1/25	6,625	7,074
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	5,250	4,507
	Downey Unified School District GO	3.000%	8/1/46	5,720	4,658
	Downey Unified School District GO	3.000%	8/1/47	6,240	5,035
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/44	7,000	7,750
[3]	East Side Union High School District GO	3.000%	8/1/34	4,600	4,559
	Foothill-De Anza Community College District GO	4.000%	8/1/34	2,185	2,301
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,625	1,498
	Foothill-De Anza Community College District GO	3.000%	8/1/38	750	691
	Foothill-De Anza Community College District GO	3.000%	8/1/39	1,875	1,703
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,500	1,336
	Fresno Unified School District GO	3.000%	8/1/55	6,500	4,981
	Gavilan Joint Community College District GO	3.000%	8/1/45	10,215	8,372
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/51	1,750	1,384
	Glendale CA Community College District GO	0.000%	8/1/33	1,405	1,003
	Grossmont Union High School District GO	4.000%	8/1/30	1,750	1,851
[3]	Hacienda La Puente County CA Unified School District COP	4.000%	6/1/45	5,855	5,945
[1]	Hayward Unified School District GO	5.000%	8/1/40	9,000	9,898
[1]	Hayward Unified School District GO	4.000%	8/1/43	6,500	6,565
[3]	Hayward Unified School District GO	4.000%	8/1/45	12,000	12,077
[3]	Hayward Unified School District GO	4.000%	8/1/50	18,000	17,767
	Irvine Unified School District GO	2.250%	9/1/49	7,775	5,204
[1]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/54	2,735	2,703
	Kern Community College District GO	3.000%	8/1/46	5,000	4,102
	La Canada Unified School District GO	5.750%	8/1/50	3,250	3,975
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/42	1,000	940
	Lodi CA Unified School District GO	2.000%	8/1/43	5,000	3,447
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/37	4,365	4,575
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/42	1,500	1,561
	Los Angeles CA Unified School District GO	5.000%	7/1/35	375	418
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/36	6,000	6,651
	Los Angeles CA Unified School District GO	5.000%	7/1/36	535	592
	Los Angeles CA Unified School District GO	4.000%	7/1/40	1,000	1,027
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	4,090	4,369

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	4,815	5,142
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	9,150	10,252
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	8,215	9,165
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	5,340	5,847
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,155	1,348
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,000	1,161
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/41	2,220	2,561
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/43	10,500	10,645
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/51	4,800	3,469
Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/30	4,685	4,985
Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/31	7,180	7,638
Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/32	6,465	6,872
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,000	2,338
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,000	2,318
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,500	4,039
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	7,000	7,197
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	3,500	4,016
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	1,500	1,713
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	6,000	6,033
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	6,000	6,715
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	4,750	5,137
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	500	623
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,000	1,236
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	1,205	1,486
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	3,000	3,442
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	3,000	3,417
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,165	1,327
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,465	1,665

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	3,725	4,179
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	1,200	1,336
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	6,040	6,798
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/47	5,000	5,318
	Los Angeles Department of Water & Power Water System Revenue	5.000%	7/1/52	10,000	11,270
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	5,000	5,829
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	5,000	5,744
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	6,845	7,728
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	7,000	7,608
	Los Angeles Department of Water Revenue	5.000%	7/1/50	16,805	18,602
	Los Angeles Unified School District GO	5.250%	7/1/47	6,750	7,814
[1]	Lynwood CA Unified School District GO	3.000%	8/1/48	3,500	2,828
	Mesa Water District COP	4.000%	3/15/40	325	337
[7]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	1.800%	7/1/37	1,000	994
[7]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	1.800%	7/1/37	1,500	1,491
[7]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	1.800%	7/1/47	1,500	1,491
[3]	Montebello Unified School District GO	5.500%	8/1/47	3,500	3,962
[3]	Montebello Unified School District GO	5.000%	8/1/50	2,000	2,191
[4]	Mount San Antonio Community College District GO, 5.875% coupon rate effective 8/1/23	0.000%	8/1/28	3,025	3,377
[1]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	1,000	1,018
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/55	4,930	4,879
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/50	7,750	6,173
[8]	Oak Grove School District GO	4.000%	8/1/49	4,000	3,986
	Oakland CA GO	5.000%	1/15/35	4,105	4,389
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/38	1,335	1,411
[3]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	7,000	6,171
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	1,000	1,042
	Oxnard Union High School District GO	5.000%	8/1/45	2,505	2,724
	Palomar Health GO	0.000%	8/1/37	5,415	2,958
[9]	Palomar Health GO	7.000%	8/1/38	10,000	11,773
	Peralta Community College District GO	5.500%	8/1/52	2,000	2,288
[3]	Pittsburg Unified School District GO	4.000%	8/1/46	875	878
	Poway Unified School District GO	0.000%	8/1/51	20,000	5,561
	Riverside Community College District GO, Prere.	5.000%	8/1/25	5,870	6,275
	Riverside Community College District GO, Prere.	5.000%	8/1/25	5,555	5,939

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	8,330	9,024
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	10,000	10,833
[3]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/33	4,345	4,543
[3]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/34	4,000	4,156
	Riverside County Transportation Commission Highway Revenue, Prere.	5.750%	6/1/23	3,000	3,034
[1]	Sacramento CA City Unified School District GO	5.500%	8/1/47	1,265	1,450
[1]	Sacramento CA City Unified School District GO	5.500%	8/1/52	5,135	5,854
[10]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/28	15,815	13,346
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	3,750	4,009
	San Bernardino County CA (Capital Facilities Project) COP, ETM	6.875%	8/1/24	5,745	6,088
	San Diego CA Unified School District GO	0.000%	7/1/33	2,500	1,752
	San Diego CA Unified School District GO	0.000%	7/1/35	3,605	2,294
	San Diego CA Unified School District GO	0.000%	7/1/37	14,000	8,329
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,025	1,189
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	16,000	17,193
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/45	6,000	6,743
	San Diego County Water Authority Intergovernmental Agreement Revenue	5.000%	5/1/52	5,000	5,617
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	1,000	1,153
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	4,000	4,538
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	9,450	10,628
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/37	4,740	5,124
	San Dieguito Union High School District GO	4.000%	8/1/42	7,805	7,934
	San Dieguito Union High School District GO, Prere.	4.000%	8/1/25	4,960	5,183
	San Dieguito Union High School District GO, Prere.	4.000%	8/1/25	1,820	1,902
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/36	2,250	2,185
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	3,000	2,563
	San Francisco CA City & County COP	4.000%	9/1/34	5,085	5,125
	San Francisco CA City & County GO	5.000%	6/15/34	2,330	2,890
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/30	7,675	8,178
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	8,225	9,006
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	7,500	8,152
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/50	5,050	5,055

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	6,145	6,576
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/52	13,240	14,608
	San Francisco City & County CA Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/47	1,735	1,885
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/44	3,000	3,398
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/50	4,900	4,906
	San Francisco Community College District GO	3.000%	6/15/45	3,850	3,147
	San Francisco Community College District GO	4.000%	6/15/45	4,665	4,667
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	5,000	4,893
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/51	3,450	3,752
	San Francisco Unified School District GO	4.000%	6/15/35	1,000	1,067
	San Francisco Unified School District GO	4.000%	6/15/36	2,505	2,639
	San Francisco Unified School District GO	3.000%	6/15/39	2,000	1,808
	San Francisco Unified School District GO	3.000%	6/15/40	2,000	1,772
[3]	San Jacinto Unified School District COP	5.000%	9/1/37	1,850	2,082
[3]	San Jacinto Unified School District COP	5.000%	9/1/39	1,020	1,135
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/42	575	573
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/44	200	197
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	1,400	1,476
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	1,650	1,739
	San Jose Evergreen Community College District GO	3.000%	9/1/35	1,225	1,203
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	4,640	4,649
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.500%	11/15/47	5,165	5,919
	San Mateo Union High School District GO, Prere.	4.000%	9/1/25	6,240	6,531
	San Rafael City Elementary School District GO	5.250%	8/1/52	4,000	4,463
	San Rafael City High School District GO	5.250%	8/1/52	4,000	4,511
	San Ramon Valley CA Unified School District GO, Prere.	4.000%	8/1/25	2,200	2,299
	San Ramon Valley Fire Protection District COP	4.000%	8/1/45	2,500	2,525
[3]	Sanger Unified School District COP	5.000%	6/1/45	5,500	5,936
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,500	2,343
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	4.000%	6/1/50	6,000	6,069
	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	2.125%	7/1/46	5,500	3,717
	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	2.250%	7/1/51	6,500	4,275
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/42	1,585	1,367
[3]	Santa Rosa High School District GO	5.000%	8/1/43	3,265	3,469
[3]	Simi Valley Unified School District GO	0.000%	8/1/29	1,495	1,260
	Solano County Community College District GO	3.000%	8/1/50	3,100	2,445

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	6/1/42	1,000	1,009
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue	5.250%	6/1/46	1,500	1,690
	Southwestern Community College District GO	3.000%	8/1/40	2,000	1,770
	Southwestern Community College District GO, Prere.	5.000%	8/1/25	7,800	8,355
	State Center Community College District GO	3.000%	8/1/39	2,600	2,344
	State Center Community College District GO	3.000%	8/1/41	5,250	4,605
[3]	Stockton Unified School District GO	5.000%	8/1/42	4,650	4,774
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/45	7,000	7,096
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/50	5,800	5,865
[1]	Twin Rivers Unified School District GO, Prere.	5.000%	2/1/24	2,000	2,048
	Union Sanitary District Financing Authority Lease Revenue	3.000%	9/1/45	1,375	1,149
	Union Sanitary District Financing Authority Lease Revenue	3.000%	9/1/50	1,500	1,209
	United Water Conservation District COP	4.000%	10/1/50	2,150	2,149
	University of California College & University Revenue	5.000%	5/15/35	10,045	11,107
	University of California College & University Revenue	5.250%	5/15/37	3,000	3,096
	University of California College & University Revenue	5.000%	5/15/38	1,000	1,110
	University of California College & University Revenue	5.000%	5/15/38	2,000	2,367
	University of California College & University Revenue	5.250%	5/15/38	10,000	10,314
	University of California College & University Revenue	5.000%	5/15/39	1,000	1,173
	University of California College & University Revenue	4.000%	5/15/40	4,265	4,430
	University of California College & University Revenue	5.000%	5/15/46	3,105	3,282
	University of California College & University Revenue	3.000%	5/15/51	24,035	19,074
	University of California College & University Revenue	4.000%	5/15/51	12,000	12,005
	University of California College & University Revenue	4.000%	5/15/51	10,000	9,944
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	15,000	16,069
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	7,000	8,074
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	10,000	11,355
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	4,000	4,022
[3]	Val Verde Unified School District GO	3.000%	8/1/47	1,730	1,406
	Vallecitos Water District COP	2.250%	8/1/46	2,000	1,389
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/31	5,110	5,451
	Washington Township Health Care District GO	5.500%	8/1/38	5,125	5,316
	West Sonoma County Union High School District GO	5.000%	8/1/49	1,000	1,078
					1,601,305

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Colorado (2.8%)
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/30	1,100	1,149
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/31	1,515	1,583
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/38	1,370	1,441
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/39	1,000	1,046
	Brighton CO Water Activity Water Revenue	5.000%	6/1/47	10,000	11,205
	Brighton CO Water Activity Water Revenue	5.000%	6/1/52	12,385	13,789
[3]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/50	1,180	1,164
	Colorado COP	5.000%	9/1/33	1,510	1,774
	Colorado COP	5.000%	12/15/33	4,760	5,614
	Colorado COP	4.000%	12/15/34	4,995	5,321
	Colorado COP	4.000%	12/15/35	1,000	1,040
	Colorado COP	6.000%	12/15/40	5,000	6,164
	Colorado COP	6.000%	12/15/41	3,570	4,377
	Colorado COP	5.250%	3/15/42	5,000	5,352
	Colorado COP	4.000%	3/15/44	3,700	3,705
	Colorado COP	4.000%	3/15/46	6,000	5,958
	Colorado COP, Prere.	4.000%	11/1/23	12,675	12,823
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	5.000%	12/1/38	1,000	1,048
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	4.000%	12/1/48	2,500	2,258
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/55	5,000	5,214
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/51	750	630
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/61	1,350	1,086
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/43	4,750	5,046
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/47	7,035	7,448
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	3,020	3,332
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	2,600	2,596
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,550	1,709
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	3,500	3,481
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	1,625	1,604
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,200	1,319
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	7,500	7,624
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,750	1,864
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/42	1,500	1,142
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	2,000	2,124

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	19,750	20,560
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/47	3,260	3,535
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	15,000	14,255
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	11/15/51	7,960	6,244
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/52	7,500	7,346
[8]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/48	1,000	751
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	4,000	4,346
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/1/51	4,350	4,289
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.250%	5/1/52	4,925	4,889
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/39	1,000	1,134
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/50	5,035	4,965
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/52	4,000	4,607
	Colorado Water Resources & Power Development Authority State Revolving Fund Water Revenue	5.000%	9/1/52	6,345	7,064
[3]	Commerce City CO Sales Tax Revenue, Prere.	5.000%	8/1/24	4,000	4,151
	Denver City & County School District No. 1 GO	5.000%	12/1/40	5,000	5,775
	Denver City & County School District No. 1 GO	5.000%	12/1/41	5,000	5,744
	Denver City & County School District No. 1 GO	3.000%	12/1/43	2,565	2,199
	Denver City & County School District No. 1 GO	5.000%	12/1/45	1,240	1,395
	Denver CO City & County Hotel Occupancy Tax Revenue	5.000%	8/1/48	10,605	11,073
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/44	7,415	7,812
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	9,700	9,030
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,120	3,402
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	6,560	5,238
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	1,400	1,420
[7]	E-470 Public Highway Authority Highway Revenue, SOFR + 0.350%	3.231%	9/1/39	700	697
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/38	1,070	1,233
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/39	3,000	3,448
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/40	3,600	4,123
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/41	2,150	2,458
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	4,515	4,743
	Grand County School District No. 2 East Grand GO	4.000%	12/1/39	1,390	1,445
	Grand Junction CO Sales Tax Revenue	4.000%	3/1/45	6,300	6,329
	Grand Junction CO Sales Tax Revenue	4.000%	3/1/49	1,975	1,964

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/42	1,000	1,127
[8]	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/47	10,000	11,110
	Jefferson County School District R-1 GO	4.000%	12/15/37	2,220	2,329
[3]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	4,626	4,539
	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/46	5,750	6,114
	Parker Water & Sanitation District Water Revenue	4.000%	11/1/52	16,300	16,128
	Regional Transportation District COP	5.000%	6/1/31	3,000	3,434
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/36	4,440	4,777
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/33	1,865	2,166
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/34	2,560	2,951
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/35	1,860	2,123
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/36	2,850	3,234
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/37	4,085	4,611
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/38	4,440	4,994
	Thornton CO COP	4.000%	12/1/39	3,000	3,024
	University of Colorado College & University Revenue	4.000%	6/1/38	10,000	10,243
	University of Colorado College & University Revenue	4.000%	6/1/39	5,500	5,614
	University of Colorado College & University Revenue	4.000%	6/1/51	4,000	4,002
	Waterview II Metropolitan District GO	5.000%	12/1/41	1,250	1,160
	Weld County School District No. 6 Greeley GO	5.000%	12/1/33	4,095	4,769
	Weld County School District No. 6 Greeley GO	4.000%	12/1/34	4,370	4,770
	Weld County School District No. 6 Greeley GO	5.000%	12/1/34	3,255	3,752
	Weld County School District No. 6 Greeley GO	5.000%	12/1/36	4,155	4,714
	Weld County School District No. RE-2 Eaton GO	5.000%	12/1/44	3,015	3,312
	Weld County School District No. RE-4 GO	5.250%	12/1/41	2,805	3,027
					418,718
Connecticut (0.8%)
	Connecticut GO	3.000%	1/15/33	1,090	1,091
	Connecticut GO	4.000%	6/1/33	850	932
	Connecticut GO	4.000%	6/1/34	1,425	1,560
	Connecticut GO	4.000%	6/15/34	4,000	4,117
	Connecticut GO	4.000%	1/15/35	1,705	1,851
	Connecticut GO	3.000%	6/1/35	1,000	971
	Connecticut GO	4.000%	1/15/36	9,230	9,827
	Connecticut GO	4.000%	6/1/36	1,000	1,051
	Connecticut GO	4.000%	1/15/37	4,520	4,743
	Connecticut GO	3.000%	6/1/38	2,000	1,838
	Connecticut GO	4.000%	6/1/38	750	773
	Connecticut GO	3.000%	1/15/39	4,710	4,249
[1]	Connecticut GO	5.000%	4/15/39	5,050	5,546
	Connecticut GO	3.000%	1/15/40	4,790	4,234
	Connecticut GO	4.000%	6/15/41	300	304
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	40	40

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/45	2,980	3,014
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	3,165	3,123
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/32	10	11
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/33	3,250	3,802
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/33	3,825	3,975
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	4,500	5,323
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/35	5,500	6,441
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	2,250	2,377
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	6,500	6,781
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/38	7,640	7,883
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/38	1,305	1,349
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	2,580	2,642
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/39	1,200	1,230
Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/40	5,000	5,815
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/40	1,235	1,263
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/41	2,385	2,694
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/41	1,530	1,739
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	2,000	1,915
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,750	1,701
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,500	2,410
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,925	1,835
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,250	1,176
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	1,755	1,637
Metropolitan Council GO	4.000%	9/1/34	2,100	2,289
Metropolitan District GO	5.000%	7/15/33	1,045	1,187
Metropolitan District GO	5.000%	7/15/36	1,750	1,935
Metropolitan District GO	4.000%	7/15/37	1,000	1,036
Metropolitan District GO	4.000%	7/15/40	1,115	1,132
Rocky Hill CT GO	3.000%	1/15/35	1,615	1,589
Rocky Hill CT GO	3.000%	1/15/36	1,565	1,484
				123,915

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Delaware (0.1%)
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/31	45	54
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/32	150	182
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/33	155	187
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/34	165	198
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/35	165	196
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	165	194
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	165	191
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	165	187
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	150	169
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	165	185
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	180	201
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	175	195
Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	1,000	927
Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	310	287
University of Delaware College & University Revenue	5.000%	11/1/41	2,490	2,986
University of Delaware College & University Revenue	5.000%	11/1/42	1,840	2,221
University of Delaware College & University Revenue	5.000%	11/1/43	1,000	1,208
University of Delaware College & University Revenue	5.000%	11/1/43	1,540	1,860
University of Delaware College & University Revenue, Prere.	5.000%	5/1/23	1,990	2,003
				13,631
District of Columbia (1.5%)
District of Columbia Appropriations Revenue	5.000%	12/1/30	1,000	1,165
District of Columbia Appropriations Revenue	5.000%	12/1/32	1,000	1,162
District of Columbia Appropriations Revenue	5.000%	12/1/34	2,200	2,529
District of Columbia Charter School Aid Revenue	5.000%	6/1/50	1,500	1,502
District of Columbia Charter School Aid Revenue	5.000%	6/1/55	1,000	992
District of Columbia College & University Revenue	3.000%	4/1/40	700	587
District of Columbia College & University Revenue	3.000%	4/1/41	750	618
District of Columbia College & University Revenue	5.000%	4/1/46	1,500	1,592
District of Columbia GO	4.000%	6/1/34	6,000	6,317
District of Columbia GO	5.000%	10/15/36	2,000	2,252
District of Columbia GO	5.000%	10/15/37	5,000	5,605
District of Columbia GO	5.000%	10/15/38	3,105	3,479

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia GO	5.000%	6/1/42	5,235	5,625
	District of Columbia GO	5.000%	10/15/44	4,220	4,644
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	9,235	9,691
	District of Columbia Income Tax Revenue	5.000%	3/1/34	8,020	9,373
	District of Columbia Income Tax Revenue	5.000%	3/1/36	5,325	6,068
	District of Columbia Income Tax Revenue	4.000%	3/1/37	9,675	10,114
	District of Columbia Income Tax Revenue	5.000%	12/1/37	10,000	11,714
	District of Columbia Income Tax Revenue	4.000%	3/1/39	6,005	6,223
	District of Columbia Income Tax Revenue	4.000%	5/1/40	4,110	4,215
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/36	3,775	3,987
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/36	3,705	3,954
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/37	2,650	2,771
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/39	3,500	3,609
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/51	2,150	2,141
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/35	2,000	2,046
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/47	1,000	1,053
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	34,490	32,734
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	13,300	12,938
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	2,650	2,574
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	35,325	33,018
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,250	1,281
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,300	1,330
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/39	1,000	1,019
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/30	5,025	5,595
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/38	500	514
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/40	1,170	1,183
	Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/36	1,400	1,365
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/38	4,000	4,161
	Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/40	4,000	3,602
					216,342
Florida (5.2%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/46	1,200	963
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/46	2,500	2,007
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/52	7,500	7,969
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.250%	10/1/23	6,000	6,113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/47	1,000	996
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/49	3,270	3,308
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/54	1,400	1,413
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	8/1/55	845	853
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/56	11,430	10,609
[3]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	3,000	2,485
[3]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	4,000	4,154
[3]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	3,400	3,503
	Davie FL General Fund Revenue	4.000%	10/1/46	2,000	2,000
	Davie FL General Fund Revenue	4.000%	10/1/51	2,450	2,412
	Escambia County FL Sales Tax Revenue	5.000%	10/1/43	8,930	9,729
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	18,470	17,550
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/38	1,000	1,014
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/39	1,050	1,062
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/40	1,135	1,141
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/41	1,100	1,100
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/44	1,940	1,620
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/46	11,650	9,599
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/51	395	400
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/51	650	658
	Florida GO	4.000%	6/1/33	15,995	16,625
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/35	350	359
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/36	400	406
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/37	400	402
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/39	785	652
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.000%	7/1/51	6,245	6,160
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/33	6,075	6,758
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/36	8,235	8,983
[1]	Herons Glen Recreation District Special Assessment Revenue	4.000%	5/1/45	515	520

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Herons Glen Recreation District Special Assessment Revenue	4.000%	5/1/50	1,000	1,000
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/36	1,070	1,113
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	8,945	9,632
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/34	5,955	5,958
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/35	6,135	6,011
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/46	1,500	1,251
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	13,130	13,510
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/45	2,000	1,890
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/50	5,550	5,166
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/55	9,175	8,411
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,440	1,563
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,065	1,149
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	5.000%	11/1/50	5,000	5,150
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	1,630	1,814
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,015	2,087
	Marco Island FL Sales Tax Revenue	2.000%	10/1/37	1,020	762
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	6,940	7,260
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/31	1,015	1,073
[1]	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/31	1,635	1,715
[1]	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/40	1,850	1,932
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/32	2,905	3,166
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/33	1,500	1,630
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/34	1,640	1,753
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/35	1,770	1,862
[3,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/36	3,490	3,820
[3,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/37	3,000	3,244
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/32	7,095	7,697
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/41	20,480	21,646
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/35	3,600	3,736
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	2,250	2,268

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Aviation Revenue Port, Airport & Marina Revenue	4.000%	10/1/40	5,405	5,424
	Miami-Dade County FL GO	3.000%	7/1/34	10,330	10,379
	Miami-Dade County FL GO	5.000%	7/1/37	4,465	4,995
	Miami-Dade County FL GO	5.000%	7/1/38	5,735	6,373
	Miami-Dade County FL GO	4.000%	7/1/40	4,420	4,495
	Miami-Dade County FL GO	5.000%	7/1/48	2,000	2,165
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	3,370	3,600
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	10	10
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,775	4,009
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	12,610	13,335
	Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/38	3,680	3,781
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/32	11,860	12,436
	Miami-Dade County FL Transit System Sales Tax Revenue	3.000%	7/1/37	4,885	4,565
[1]	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/51	3,000	2,969
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	6,545	6,725
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/42	5,120	5,118
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/46	9,100	8,986
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/46	1,215	1,320
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/51	4,445	4,299
	Miami-Dade County FL Water Revenue	4.000%	10/1/42	3,125	3,141
	Miami-Dade County FL Water Revenue	4.000%	10/1/44	1,875	1,854
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	885	935
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	1,070	1,048
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	4,080	3,950
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	10,000	9,307
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	5,000	5,103
	Miami-Dade FL Transit System County Sales Tax Revenue	4.000%	7/1/46	3,000	2,948
	Miami-Dade FL Transit System County Sales Tax Revenue	5.000%	7/1/47	12,500	13,944
	Miami-Dade FL Transit System County Sales Tax Revenue	5.000%	7/1/49	10,265	11,383
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/43	15,000	15,103
[3]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/49	15,000	14,510
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue, Prere.	5.750%	10/1/23	5,150	5,264
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/32	5,095	5,954
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	7,500	7,795

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	17,500	16,481
[8]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	6,000	6,450
[3]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/36	2,335	2,542
[3]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/38	3,160	3,429
[4]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	6,000	7,025
[4]	Osceola County Expressway Authority Highway Revenue, 6.250% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	7,540	8,875
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	8,955	7,902
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	5,750	5,502
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/56	1,800	1,369
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/47	1,000	1,036
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/52	1,425	1,467
	Palm Beach County School District COP	5.000%	8/1/31	10,000	10,336
	Palm Beach County School District COP	5.000%	8/1/38	5,000	5,651
[3]	Pasco County School Board COP	5.000%	8/1/33	2,050	2,392
[3]	Pasco County School Board COP	5.000%	8/1/43	5,840	6,437
[5]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	12/15/48	3,285	3,330
[5]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.125%	12/15/53	2,355	2,391
	Putnam County FL Development Authority Electric Power & Light Revenue	5.000%	3/15/42	12,000	13,033
	Sarasota County FL Utility System Water Revenue	5.000%	10/1/50	6,725	7,361
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Sunnyside Village Project)	5.000%	5/15/48	2,550	2,468
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	15,000	15,822
	Seminole County FL Miscellaneous Revenue	5.000%	10/1/52	7,110	7,686
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	5,220	4,450
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/54	3,780	3,287
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	5,220	4,497
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/44	3,875	3,820
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/48	12,970	12,494
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	16,535	17,010
	St. Petersburg FL Public Utility Water Revenue	4.000%	10/1/41	1,360	1,376
	St. Petersburg FL Public Utility Water Revenue	5.000%	10/1/52	3,570	3,971

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/30	3,370	3,590
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/31	2,610	2,780
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/32	2,250	2,396
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/33	5,280	5,617
	Tampa FL Appropriations Revenue	2.125%	10/1/44	4,830	3,369
	Tampa FL Appropriations Revenue	2.000%	10/1/46	2,330	1,561
	Tampa FL Appropriations Revenue	2.250%	10/1/51	18,560	12,354
	Tampa FL Appropriations Revenue	2.500%	10/1/51	1,000	710
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,130	3,250
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	400	250
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/36	2,000	1,184
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/38	3,000	1,607
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/41	1,200	535
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/42	1,150	480
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	2,150	743
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/50	9,775	10,872
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	4,655	4,898
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/49	7,500	7,931
	West Palm Beach FL Appropriations Revenue	5.000%	10/1/37	10,655	11,589
	West Palm Beach FL Appropriations Revenue	5.000%	10/1/40	11,000	11,924
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/46	5,215	5,618
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/46	1,500	1,627
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/52	6,000	6,327
					761,117
Georgia (2.5%)
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/40	2,500	2,601
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	10,000	10,045
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/38	1,000	1,031
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/40	2,000	2,044
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/41	1,000	1,019
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/45	1,120	1,126
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/50	1,450	1,427
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	3,275	3,366
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	955	1,062
	Clayton County Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/41	1,000	849
	Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/42	1,000	990

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/42	7,425	7,717
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	4,990	5,252
	Coweta County Water & Sewage Authority Water Revenue	2.125%	6/1/46	2,000	1,332
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/33	1,370	1,429
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/38	1,250	1,255
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/39	1,430	1,435
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/40	1,000	1,002
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/41	1,000	1,002
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/34	785	805
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/35	1,000	1,021
[10]	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/26	2,610	2,735
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,185	1,227
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,360	1,403
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,000	1,027
	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	1,750	1,904
	Forsyth County School District GO	5.000%	2/1/38	2,000	2,203
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,875	1,929
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/49	10,000	9,524
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,400	5,275
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/56	2,500	1,676
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/45	1,710	1,647
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	4.000%	2/15/42	5,000	4,899
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project), Prere.	5.500%	2/15/25	10,000	10,627
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/35	1,625	1,686
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	4,945	5,072

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/48	1,310	1,397
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/49	3,175	3,021
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/50	4,000	4,165
[3]	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	7/1/64	1,965	2,057
	Georgia Municipal Electric Authority Nuclear Revenue	5.250%	7/1/64	4,865	5,123
	Georgia Municipal Electric Authority Nuclear Revenue	5.500%	7/1/64	5,790	6,074
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/48	5,250	5,350
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	250	238
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	13,900	14,288
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	4,500	4,547
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	11,685	11,918
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	10,165	10,368
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Project No.4)	4.500%	7/1/63	1,335	1,359
	Georgia Ports Authority Port, Airport & Marina Revenue	3.000%	7/1/46	3,215	2,638
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/47	6,640	6,583
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/47	12,290	13,867
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/51	18,000	17,838
	Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/52	10,000	11,409
	Georgia State Road & Tollway Authority Highway Revenue	4.000%	7/15/39	14,095	14,703
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	3,000	3,067
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	2,420	2,463
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/25	15,000	15,722
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/34	1,250	1,317
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	1,250	1,331
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/43	2,500	2,543
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	2,030	2,038
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	21,115	21,254
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	11,950	12,022
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	4,340	4,423
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	6,555	6,568

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	4,700	4,968
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	3,570	3,576
[8]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	2,655	2,818
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/34	5,420	5,399
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/36	12,000	12,861
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/37	2,500	2,319
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/37	15,835	16,887
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/38	4,335	3,979
	Municipal Electric Authority of Georgia Nuclear Revenue	5.000%	1/1/56	2,065	2,122
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/37	1,000	1,018
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/40	1,030	1,034
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/45	750	713
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	4.000%	1/1/34	5,000	5,143
					373,172
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/33	1,315	1,385
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/34	1,500	1,574
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	1,040	1,085
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	1,000	1,037
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/31	3,555	3,679
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	790	812
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	675	667
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,360	1,277
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,005	1,123
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,000	1,128
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	1,115	1,247
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,402
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	2,375	2,454
					18,870
Hawaii (0.9%)
	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.500%	7/1/38	4,360	4,395
	Hawaii GO	4.000%	10/1/27	3,770	3,946
	Hawaii GO	4.000%	10/1/31	6,770	7,133
	Hawaii GO	5.000%	1/1/33	3,140	3,528
	Hawaii GO	5.000%	1/1/35	7,740	8,607
	Hawaii GO	5.000%	1/1/37	18,720	20,485

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hawaii GO	5.000%	1/1/38	7,015	7,639
Hawaii GO, Prere.	4.000%	10/1/25	3,770	3,945
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/39	1,855	1,896
Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/38	2,770	3,069
Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/39	3,155	3,484
Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/40	2,565	2,822
Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/40	2,000	2,258
Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/41	2,000	2,247
Honolulu City & County Board of Water Supply Wate Revenue	3.000%	7/1/51	5,920	4,773
Honolulu HI City & County GO	4.000%	10/1/32	4,980	5,176
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/29	9,610	10,015
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/36	2,510	2,622
Honolulu HI City & County Wastewater System Sewer Revenue	4.125%	7/1/47	10,000	10,111
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/47	10,000	11,223
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	10,000	10,612
Maui County HI GO	4.000%	3/1/36	1,375	1,453
Maui County HI GO	4.000%	3/1/37	685	717
Maui County HI GO	4.000%	3/1/38	1,500	1,557
				133,713
Idaho (0.3%)
Boise City ID Water Renewal Water Revenue	5.000%	9/1/51	7,105	7,939
Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	1,260	1,293
Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/36	4,200	4,429
Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/37	3,060	3,203
Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44	6,630	6,691
Idaho Health Facilities Authority Revenue (Kootenai Health Project)	5.000%	7/1/47	15,180	15,667
Idaho Housing & Finance Assn. Sales Tax Revenue	5.000%	8/15/47	4,085	4,552
Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/38	2,500	2,554
Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/39	2,450	2,493
				48,821
Illinois (4.2%)
Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/28	550	475
Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/33	1,000	1,077
Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/34	2,000	2,221

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/34	1,000	1,071
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/35	1,290	1,371
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/36	1,575	1,649
[10]	Chicago Board of Education GO	5.500%	12/1/26	5,895	6,154
[10]	Chicago Board of Education GO	0.000%	12/1/27	9,270	7,782
[10]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,688
[10,11]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,688
[6]	Chicago Board of Education GO	5.500%	12/1/30	3,640	4,034
[10]	Chicago Board of Education GO	0.000%	12/1/31	15,000	10,553
[10,11]	Chicago Board of Education GO	0.000%	12/1/31	2,435	1,789
[3]	Chicago Board of Education GO	5.000%	12/1/31	625	672
[3]	Chicago Board of Education GO	5.000%	12/1/32	1,500	1,610
	Chicago Board of Education GO	5.000%	12/1/32	1,400	1,486
	Chicago Board of Education GO	5.000%	12/1/33	1,560	1,650
	Chicago Board of Education GO	5.000%	12/1/34	1,000	1,046
[3]	Chicago Board of Education GO	5.000%	12/1/35	1,000	1,055
	Chicago Board of Education GO	5.000%	12/1/36	2,800	2,891
	Chicago Board of Education GO	4.000%	12/1/39	13,500	12,447
	Chicago Board of Education GO	5.000%	12/1/39	750	767
[5]	Chicago Board of Education GO	7.000%	12/1/46	1,815	1,990
	Chicago Board of Education GO	4.000%	12/1/47	6,500	5,701
	Chicago IL GO	5.000%	1/1/26	2,390	2,441
	Chicago IL GO	5.000%	1/1/28	1,750	1,847
	Chicago IL GO	5.500%	1/1/39	1,230	1,341
	Chicago IL GO	4.000%	1/1/40	11,457	10,497
	Chicago IL GO	5.500%	1/1/40	1,000	1,086
	Chicago IL GO	5.500%	1/1/41	1,000	1,065
	Chicago IL GO	5.500%	1/1/43	1,000	1,059
	Chicago IL GO	4.000%	1/1/49	13,632	11,765
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,000	2,079
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	7,800	7,918
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/34	1,325	1,400
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,000	5,711
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	3,000	3,086
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	2,300	2,347
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	25,000	25,644
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,000	1,011
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,100	1,112
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	6,145	6,425
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	3,400	3,535
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	12,000	12,710
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.500%	1/1/56	12,000	12,224
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/56	12,000	13,026

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Chicago Park District GO	5.000%	1/1/40	6,505	6,768
	Chicago Park District GO, Prere.	5.500%	1/1/24	2,000	2,056
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/45	8,000	8,435
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	4,400	4,482
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/50	9,500	8,847
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/57	16,500	17,416
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/47	12,500	13,130
	Cook County IL GO	5.000%	11/15/31	450	520
	Cook County IL GO	5.000%	11/15/32	295	340
	Cook County IL GO	5.000%	11/15/33	290	333
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.250%	11/15/45	7,295	8,034
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/32	9,000	9,038
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	1,000	1,232
	Illinois Finance Authority College & University Revenue	5.000%	10/1/33	10,000	10,359
	Illinois Finance Authority College & University Revenue	5.000%	10/1/34	1,000	1,249
	Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	1,038
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,080	3,151
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	1,110	1,134
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	5,189
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	2,800	2,858
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,640	4,206
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,120	2,420
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,670	2,725
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,000	3,046
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	3,000	3,036
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,000	2,025
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	2,000	2,012
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	2,000	2,009
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,000	2,085
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	2,000	2,006
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/44	225	216
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	15,000	15,438
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/47	9,065	8,798

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	3,225
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	2,500	2,135
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/51	2,000	1,659
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/52	10,000	10,703
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/55	3,400	2,851
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/56	815	660
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	5/15/23	410	413
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/23	1,310	1,320
	Illinois GO	5.000%	2/1/25	2,065	2,108
	Illinois GO	5.000%	1/1/27	3,510	3,692
	Illinois GO	5.000%	6/1/27	1,010	1,068
	Illinois GO	5.000%	9/1/27	2,000	2,152
	Illinois GO	5.000%	11/1/27	3,080	3,319
	Illinois GO	5.000%	12/1/27	500	539
	Illinois GO	4.000%	3/1/28	3,000	3,103
	Illinois GO	5.000%	11/1/28	4,710	5,052
	Illinois GO	5.500%	1/1/30	445	501
	Illinois GO	5.000%	5/1/30	545	584
	Illinois GO	5.250%	7/1/30	5,000	5,040
[3]	Illinois GO	5.250%	2/1/33	5,200	5,295
	Illinois GO	4.000%	6/1/33	1,575	1,588
[3]	Illinois GO	5.500%	7/1/33	3,350	3,384
	Illinois GO	4.000%	12/1/33	4,000	4,038
[3]	Illinois GO	5.250%	2/1/34	3,125	3,180
	Illinois GO	5.000%	3/1/34	1,000	1,086
	Illinois GO	4.000%	11/1/34	1,230	1,239
	Illinois GO	4.250%	12/1/37	4,500	4,510
	Illinois GO	4.000%	3/1/39	1,050	1,013
	Illinois GO	5.500%	3/1/42	3,000	3,264
	Illinois GO	4.250%	10/1/45	4,250	4,007
	Illinois Sales Tax Revenue	5.000%	6/15/27	3,145	3,297
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	3,000	3,395
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	1,210	1,311
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	1,000	1,041
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	16,725	17,548
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	2,000	2,199
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	3,745	3,756
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/44	2,500	2,476
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/34	150	161
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/35	500	535
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	2,715	2,556

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/25	10,010	9,274
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	17,500	12,832
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	17,500	12,529
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	7,500	5,237
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	7,500	4,990
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	10,350	6,732
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	4,870	3,000
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	4,000	2,391
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	4,500	2,282
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	500	217
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	5,000	2,200
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	500	212
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	500	203
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/41	500	198
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/42	7,490	7,006
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	6,000	2,270
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/47	6,520	5,893
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	6/15/52	15,490	13,673
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	2,000	2,030
[1]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	11,500	2,955
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/46	7,115	6,915
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/51	4,740	4,587
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	6,375	6,872
[8]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	1,000	1,087
[8]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/39	1,765	1,906
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/32	16,500	12,149
	Will County School District No. 122 GO	4.000%	10/1/32	1,000	1,100
	Will County School District No. 122 GO	4.000%	10/1/33	1,390	1,512
					615,082
Indiana (1.0%)
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	9,215	9,981
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/38	3,000	3,174

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	7,565	7,770
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	13,000	13,283
Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/30	1,100	1,112
Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/39	2,770	2,775
Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	6.000%	11/15/23	10,000	10,246
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/32	6,130	6,480
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	12,610	13,299
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	8,780	9,234
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/35	2,500	2,627
Indiana Finance Authority Water Revenue	5.000%	10/1/41	11,335	12,059
Indiana Finance Authority Water Revenue	5.000%	10/1/46	7,140	7,555
Indiana Municipal Power Agency Electric Power & Light Revenue	5.500%	1/1/47	8,115	9,278
Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/33	2,500	2,546
Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/34	7,915	9,214
Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/35	4,100	4,747
IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/36	1,805	1,749
IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/37	1,860	1,755
IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/38	1,500	1,398
Northern Indiana Commuter Transportation District Transit Revenue	5.000%	7/1/32	1,300	1,396
Purdue University College & University Revenue	5.000%	7/1/32	6,945	7,274
Purdue University College & University Revenue	5.000%	7/1/33	5,575	5,833
Purdue University College & University Revenue	5.000%	7/1/34	4,810	5,026
Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/40	1,000	889
				150,700
Iowa (0.1%)
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/51	3,000	2,409
Iowa Finance Authority Industrial Revenue PUT	4.000%	12/1/32	3,000	2,995
Iowa Finance Authority Water Revenue	5.000%	8/1/42	2,250	2,416
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,375	2,988
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,450	4,683
				15,491
Kansas (0.2%)
Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/30	5,000	5,248

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/31	4,000	4,194
	Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	5/1/23	4,975	5,007
	Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	5/1/23	5,225	5,259
	Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	5/1/23	1,610	1,620
	Kansas Development Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	5/1/23	1,590	1,600
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	6,165	6,550
					29,478
Kentucky (0.8%)
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	375	366
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	375	363
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	6,700	6,985
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,000	1,104
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	725	793
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	4,350	4,377
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	12,310	12,336
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	11,300	11,299
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	5,515	5,530
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	470	471
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	4,485	4,493
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	5,550	5,566
[4]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.450% coupon rate effective 7/1/23	0.000%	7/1/34	2,010	2,299
[4]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.750% coupon rate effective 7/1/23	0.000%	7/1/43	10,000	11,355
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	5.750%	7/1/23	12,625	12,765
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	6.000%	7/1/23	5,000	5,060
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/35	1,000	1,040
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/38	1,000	1,014
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/29	2,500	2,889
	Louisville/Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue (UOFL Health Project)	5.000%	5/15/52	16,500	17,105

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisville-Jefferson County Metropolitan Government GO	4.000%	4/1/38	1,500	1,533
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,500	1,589
	University of Kentucky College & University Revenue	3.750%	4/1/34	2,730	2,933
					113,265
Louisiana (0.5%)
[3]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/30	1,420	1,577
[3]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/32	1,580	1,743
[3]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/26	3,185	3,394
[3]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/28	1,280	1,359
[3]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/32	1,520	1,605
[3]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/34	1,190	1,247
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	5,180	5,407
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/30	13,065	14,508
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	4,265	4,375
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,380	2,566
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,500	2,681
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,630	2,805
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	3,245	3,384
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	10,358
	Louisiana State University & Agricultural & Mechanical College & University Revenue, Prere.	5.000%	7/1/23	505	510
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/36	1,305	1,432
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/37	1,510	1,651
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/41	2,000	2,163
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	1,215	1,190
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	1,625	1,538
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/35	1,710	1,806
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/48	5,000	5,102
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/35	470	476

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/36	1,025	1,026
Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/37	1,105	1,084
Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/39	745	716
Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/42	965	920
				76,623
Maine (0.4%)
Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/35	895	900
Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/36	1,000	995
Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/33	5,000	5,386
Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/46	1,250	1,197
Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/51	4,820	4,544
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,270	1,226
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,020	3,123
Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	5,100	5,278
Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/34	1,660	1,762
Maine Turnpike Authority Highway Revenue	4.000%	7/1/37	1,520	1,566
Maine Turnpike Authority Highway Revenue	4.000%	7/1/37	1,640	1,704
Maine Turnpike Authority Highway Revenue	3.000%	7/1/38	3,155	2,893
Maine Turnpike Authority Highway Revenue	4.000%	7/1/38	1,850	1,894
Maine Turnpike Authority Highway Revenue	3.000%	7/1/39	3,310	2,972
Maine Turnpike Authority Highway Revenue	3.000%	7/1/40	2,470	2,183
Maine Turnpike Authority Highway Revenue	4.000%	7/1/50	5,000	4,848
Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/36	1,355	1,377
University of Maine College & University Revenue	5.500%	3/1/52	4,475	5,087
University of Maine College & University Revenue	5.500%	3/1/57	5,845	6,645
University of Maine College & University Revenue	5.500%	3/1/62	7,640	8,686
				64,266
Maryland (2.0%)
Anne Arundel County MD GO	5.000%	10/1/31	3,615	3,979
Anne Arundel County MD GO	5.000%	10/1/31	2,075	2,284
Anne Arundel County MD GO	5.000%	10/1/32	3,615	3,974
Anne Arundel County MD GO	5.000%	10/1/32	2,125	2,336
Anne Arundel County MD GO	5.000%	10/1/33	3,615	3,967
Anne Arundel County MD GO	5.000%	10/1/33	2,090	2,294
Anne Arundel County MD GO	4.000%	10/1/39	1,935	2,024
Anne Arundel County MD GO	5.000%	10/1/42	435	485

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anne Arundel County MD GO	5.000%	10/1/44	1,200	1,332
	Anne Arundel County MD GO	5.000%	10/1/46	3,000	3,316
	Anne Arundel County MD GO	5.000%	10/1/47	11,615	12,500
	Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	5,000	5,118
	Carroll County MD GO	4.000%	11/1/39	1,500	1,573
	Carroll County MD GO	4.000%	11/1/40	1,500	1,564
	Carroll County MD GO	4.000%	11/1/41	1,500	1,549
	Carroll County MD GO	4.000%	11/1/42	1,500	1,541
	Frederick County MD Tax Allocation Revenue	3.750%	7/1/39	1,410	1,237
	Howard County MD GO	4.000%	2/15/33	8,200	8,725
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	5,055	5,113
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.250%	9/1/50	10,260	10,198
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	2,480	2,442
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	7,000	7,439
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	110	122
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	115	130
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	495	574
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	115	133
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/29	7,500	7,630
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/29	105	124
	Maryland Department of Transportation Lease Revenue	4.000%	12/1/32	3,650	3,867
	Maryland GO	5.000%	8/1/34	15,000	17,681
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,000	2,292
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	300	313
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	3,140	3,193
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	155	144
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	7,000	6,860
[5,7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	2.200%	7/1/41	14,415	14,415
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/52	6,110	6,828
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/35	1,010	1,068

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/37	1,740	1,808
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/38	1,090	1,129
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/39	1,500	1,536
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/40	2,000	2,032
Maryland Stadium Authority Lottery Revenue	5.000%	5/1/50	3,000	3,372
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/37	1,500	1,385
Maryland State Transportation Authority Highway Revenue	4.000%	7/1/38	1,750	1,827
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/40	3,710	3,280
Maryland State Transportation Authority Highway Revenue	4.000%	7/1/40	2,525	2,602
Maryland State Transportation Authority Highway Revenue	4.000%	7/1/41	2,420	2,472
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/47	12,685	10,331
Maryland State Transportation Authority Highway Revenue	4.000%	7/1/50	10,835	10,731
Maryland State Transportation Authority Highway Revenue	5.000%	7/1/51	8,925	9,864
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/37	5,000	5,209
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/39	4,250	4,385
Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	4.000%	7/1/49	4,565	4,638
Prince George's County MD COP	5.000%	10/1/43	15,780	16,975
Prince George's County MD GO	5.000%	7/15/33	20,250	23,145
Prince George's County MD GO	5.000%	7/15/34	10,000	11,367
Prince George's County MD GO	5.000%	7/15/37	2,025	2,253
Prince George's County MD GO	5.000%	7/15/39	2,805	3,106
Prince George's County MD GO	5.000%	7/15/40	1,500	1,656
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/32	14,725	15,791
Washington Suburban Sanitary Commission Water Revenue, Prere.	4.000%	6/1/24	7,315	7,474
				298,732
Massachusetts (3.9%)
Ashland KY GO	3.000%	8/1/47	4,000	3,432
Ashland KY GO	3.000%	8/1/52	3,500	2,891
Attleboro MA GO	2.625%	10/15/50	3,335	2,361
Brockton MA GO	4.000%	8/1/47	5,000	4,980
Commonwealth of Massachusetts GO	4.000%	9/1/31	12,500	13,148
Commonwealth of Massachusetts GO	4.000%	9/1/32	7,620	7,980
Commonwealth of Massachusetts GO	3.000%	11/1/35	3,000	2,922
Commonwealth of Massachusetts GO	4.000%	11/1/36	5,000	5,304
Commonwealth of Massachusetts GO	5.000%	1/1/38	5,200	5,685
Commonwealth of Massachusetts GO	3.000%	2/1/38	16,000	14,842
Commonwealth of Massachusetts GO	3.000%	11/1/39	3,700	3,380
Commonwealth of Massachusetts GO	4.000%	2/1/40	3,000	3,085
Commonwealth of Massachusetts GO	2.000%	9/1/42	5,715	4,014
Commonwealth of Massachusetts GO	5.000%	11/1/43	675	770

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.250%	1/1/44	5,405	5,967
	Commonwealth of Massachusetts GO	5.000%	7/1/45	1,500	1,659
	Commonwealth of Massachusetts GO	5.000%	5/1/47	4,100	4,450
	Commonwealth of Massachusetts GO	3.000%	4/1/48	17,500	14,284
	Commonwealth of Massachusetts GO	5.000%	9/1/48	15,000	16,172
	Commonwealth of Massachusetts GO	5.000%	11/1/48	10,605	11,910
	Commonwealth of Massachusetts GO	5.000%	1/1/49	2,595	2,795
	Commonwealth of Massachusetts GO	5.000%	11/1/49	5,190	5,808
	Commonwealth of Massachusetts GO	2.750%	3/1/50	13,225	9,601
	Commonwealth of Massachusetts GO	2.000%	4/1/50	10,500	6,279
	Commonwealth of Massachusetts GO	5.000%	9/1/50	8,000	8,840
	Commonwealth of Massachusetts GO	2.125%	4/1/51	6,500	3,966
	Commonwealth of Massachusetts GO	5.000%	11/1/52	5,915	6,590
[10]	Commonwealth of Massachusetts Hotel Occupancy Tax Revenue	5.500%	1/1/27	7,190	8,005
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	5,420	6,118
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	13,700	14,887
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/52	30,500	34,008
	Harvard MA GO	3.000%	8/15/36	1,260	1,220
	Harvard MA GO	3.000%	8/15/37	1,210	1,146
	Hingham MA GO	3.000%	2/15/36	810	789
	Leominster MA GO	3.000%	3/1/52	1,250	978
	Lowell MA GO	2.000%	9/1/38	1,340	1,024
	Lowell MA GO	4.000%	8/1/39	1,645	1,686
	Lowell MA GO	2.000%	9/1/39	1,445	1,083
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/32	1,000	1,265
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/33	2,390	2,468
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/38	5,355	5,550
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/39	6,170	6,367
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	6,160	6,303
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,715	8,361
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,000	7,726
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,055	2,192
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	3,000	3,299
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	3,000	3,225
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	2,500	2,673
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	5,875	5,793
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	7,425	9,060
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	4,800	4,946
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	3,015	3,076
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	4,845	4,339

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	700	616
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/52	1,000	1,021
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	5,900	7,114
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	1,000	856
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,270	3,650
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	40	45
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	4,760	4,963
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	40	45
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	45	50
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	7,500	7,711
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	45	50
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,685	1,759
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	1,990	2,066
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	2,790	979
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/46	3,000	3,096
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	9,275	8,835
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	5,000	4,730
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	1,000	932
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/51	2,000	1,965
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	7,530	6,175
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	755	904
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	700	833
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	750	883
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,605	1,844
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	910	1,041
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	750	854
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,721
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	13,340	14,121
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/38	5,000	4,602
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/39	12,120	13,711

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	7,500	8,127
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	10,000	11,008
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	375	395
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/38	500	520
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/39	600	617
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/40	1,025	1,048
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/41	1,250	1,276
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/42	750	760
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/47	550	551
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/52	1,050	1,044
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/33	1,145	1,300
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/34	4,000	4,521
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	3,500	3,926
	Milford MA GO	2.250%	12/1/44	2,000	1,389
	Milford MA GO	2.125%	12/1/48	5,000	3,204
	Milford MA GO	2.500%	12/1/51	3,000	2,039
	New Bedford MA GO	4.000%	9/1/52	3,420	3,378
	Northeast Metropolitan Regional Vocational School District GO	3.000%	4/15/52	6,465	5,122
	Quincy MA GO	5.000%	6/1/50	1,000	1,114
[3]	Springfield MA GO	3.000%	3/1/33	1,080	1,086
	Swampscott MA GO	3.000%	3/1/52	2,855	2,280
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/35	2,000	2,254
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/36	3,400	3,800
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/37	3,210	3,564
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/38	3,000	3,318
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/39	6,015	6,628
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	1,000	1,089
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	45,000	49,131
	Waltham MA GO	2.500%	10/15/50	5,000	3,456
	Weymouth MA GO	2.000%	9/15/41	1,180	831
	Weymouth MA GO	2.000%	9/15/45	3,000	1,939
	Weymouth MA GO	2.250%	9/15/50	4,420	2,833
[3]	Worcester MA GO	3.000%	2/1/36	6,795	6,436
[3]	Worcester MA GO	3.000%	2/1/37	3,690	3,416
	Worcester MA GO	2.000%	2/1/41	7,400	5,369
	Worcester MA GO	2.000%	2/1/42	7,465	5,263
					572,906
Michigan (2.4%)
	Ann Arbor School District GO	3.000%	5/1/32	5,975	6,078

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ann Arbor School District GO	3.000%	5/1/33	6,150	6,251
	Ann Arbor School District GO	3.000%	5/1/35	6,525	6,372
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	2,250	2,399
[12]	East Lansing School District GO	5.000%	5/1/39	1,000	1,072
[12]	East Lansing School District GO	5.000%	5/1/42	2,000	2,135
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/33	1,090	1,183
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/36	1,055	1,130
[12]	Grand Blanc Community Schools GO	5.000%	11/1/30	2,750	3,216
[3]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	10,000	10,432
	Ingham County Building Authority Lease Revenue	3.000%	5/1/35	4,025	3,954
[12]	Jackson MI Public Schools GO	5.000%	5/1/31	1,000	1,125
	Kalamazoo County MI GO	3.000%	5/1/34	2,290	2,325
	Kalamazoo County MI GO	3.000%	5/1/35	1,185	1,188
	Kalamazoo County MI GO	3.000%	5/1/36	1,210	1,194
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	7,330	7,389
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	750	612
[12]	Lake Orion Community School District GO	4.000%	5/1/35	1,000	1,086
[12]	Lake Orion Community School District GO	4.000%	5/1/37	1,000	1,041
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/42	8,360	8,955
	Michigan (Environmental Program) GO	4.000%	5/1/29	10,000	10,511
	Michigan Finance Authority College & University Revenue	4.000%	9/1/46	6,750	6,443
	Michigan Finance Authority College & University Revenue	4.000%	9/1/50	5,300	4,965
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/45	1,000	951
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/50	1,000	923
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	1,000	1,171
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/36	2,750	3,184
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,379
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	8,080	8,240
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/37	3,010	3,453
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	8,500	8,742
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	17,355	17,513
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	9,290	9,313
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,875	1,949
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	14,000	14,503
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/51	18,770	18,054
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,000	5,234

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	6,000	6,208
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	12/1/29	210	233
[7]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	2.510%	12/1/39	7,500	7,512
[7]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	2.560%	12/1/39	2,500	2,490
[1]	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/55	6,000	5,906
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/39	13,195	13,528
	Michigan Finance Authority Lease Revenue	5.000%	11/1/43	6,000	6,412
	Michigan Finance Authority Lease Revenue	4.000%	11/1/55	5,000	4,740
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	1,500	1,648
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,000	3,613
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/27	500	524
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/35	1,435	1,622
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	2,245	2,442
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	2,005	2,116
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/51	8,000	8,358
	Michigan State Building Authority Lease (Appropriation) Revenue	4.000%	10/15/52	1,730	1,712
	Michigan State Building Authority Lease (Appropriation) Revenue	5.250%	10/15/57	6,105	6,807
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	2,100	2,196
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	1,475	1,581
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/41	2,235	2,260
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Transportation Program)	4.000%	10/15/39	1,885	1,929
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/32	1,000	974
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	2,570	2,732
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.250%	10/15/40	5,500	5,874
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	5,000	5,306
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	5,000	5,268
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	5,000	5,230
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	5,000	5,183
	Oakland University College & University Revenue	5.000%	3/1/41	1,000	1,096
	Oakland University College & University Revenue	5.000%	3/1/42	2,805	3,067

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oakland University College & University Revenue	5.000%	3/1/43	3,700	4,034
	Rochester Community School District GO	3.000%	5/1/33	1,000	997
[12]	Rockford Public Schools GO	5.000%	5/1/44	1,225	1,302
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/24	8,255	8,482
	Royal Oak MI GO	5.000%	4/1/43	2,600	2,843
[12]	Saginaw City School District GO	4.000%	5/1/44	4,000	3,988
	Southfield MI GO	3.000%	5/1/33	1,000	995
	University of Michigan College & University Revenue	5.000%	4/1/34	1,000	1,151
	University of Michigan College & University Revenue	5.000%	4/1/35	3,520	4,020
	University of Michigan College & University Revenue	5.000%	4/1/36	2,500	2,832
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/32	625	736
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/33	990	1,165
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/34	1,000	1,169
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/35	1,250	1,444
	Wayne State University College & University Revenue	5.000%	11/15/35	1,100	1,160
[3]	Western Michigan University College & University Revenue	5.000%	11/15/38	300	337
[3]	Western Michigan University College & University Revenue	5.000%	11/15/39	385	430
[3]	Western Michigan University College & University Revenue	5.000%	11/15/40	325	361
[3]	Western Michigan University College & University Revenue	5.000%	11/15/46	2,000	2,183
[12]	Woodhaven-Brownstown School District GO	5.000%	5/1/27	3,675	3,991
[12]	Woodhaven-Brownstown School District GO	5.000%	5/1/28	3,705	4,016
					352,868
Minnesota (1.0%)
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/15/48	5,000	4,956
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/58	4,700	4,824
	Duluth Independent School District No. 709 COP	5.000%	2/1/26	2,200	2,356
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	1,200	1,240
	Hastings Independent School District No. 200 GO	0.000%	2/1/29	3,515	2,962
	Hennepin County MN GO	5.000%	12/15/34	10,675	12,228
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/31	3,730	3,844
	Minnesota GO	5.000%	8/1/26	3,000	3,205
	Minnesota GO	5.000%	10/1/30	1,640	1,845
	Minnesota GO	5.000%	8/1/36	4,000	4,540
	Minnesota GO	4.000%	9/1/37	11,540	12,443
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/34	500	518
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/38	3,895	4,005
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/39	2,415	2,470
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	8,305	8,189
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/52	10,000	7,444

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	8,245	8,404
	Moorhead Independent School District No. 152 GO	3.000%	2/1/32	2,110	2,141
	Moorhead Independent School District No. 152 GO	3.000%	2/1/33	2,170	2,197
	Moorhead Independent School District No. 152 GO	3.000%	2/1/34	2,245	2,265
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/32	275	302
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/33	385	421
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/34	370	403
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/35	500	540
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/36	500	534
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/37	500	529
	Prior Lake-Savage Independent School District No. 719 GO	0.000%	2/1/29	5,690	4,816
	Rochester MN Electric Utility Electric Power & Light Revenue	5.000%	12/1/42	3,660	3,899
	Rochester MN Electric Utility Electric Power & Light Revenue	5.000%	12/1/47	1,990	2,108
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/57	3,000	3,310
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/31	2,125	2,149
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/32	2,370	2,389
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/33	2,260	2,272
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/34	2,975	2,966
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/35	1,925	1,879
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/36	3,250	3,074
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	5,000	5,207
	St. Paul Independent School District No. 625 COP	2.000%	2/1/32	3,530	3,245
[3]	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	3,480	3,485
[3]	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/47	5,000	5,216
	University of Minnesota College & University Revenue	5.000%	4/1/36	1,825	1,946
	Virginia Independent School District No. 706 GO	3.000%	2/1/34	2,790	2,831
	Virginia Independent School District No. 706 GO	3.000%	2/1/35	2,465	2,478
					148,075
Mississippi (0.1%)
	Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/28	1,980	2,118

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	5,175	5,243
	University of Southern Mississippi College & University Revenue, Prere.	5.000%	3/1/23	4,490	4,499
					11,860
Missouri (1.6%)
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	1,745	1,768
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	3,040	3,059
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/43	3,305	3,312
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/46	1,500	1,062
[3]	Columbia MO Water & Electric System Electric Power & Light Revenue	3.000%	10/1/32	4,425	4,485
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	3.000%	2/15/46	2,250	1,602
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	4.000%	2/15/51	1,060	958
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/30	5,205	5,407
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/31	10,145	10,525
	Jackson County Reorganized School District No. 7 GO	4.000%	3/1/38	8,000	8,122
	Kansas City MO Appropriations Revenue	5.000%	9/1/34	2,660	3,094
	Kansas City MO Appropriations Revenue	5.000%	9/1/35	3,285	3,766
	Kansas City MO Appropriations Revenue	5.000%	9/1/44	4,560	4,969
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/29	2,755	2,902
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/30	6,905	7,264
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/40	6,750	6,945
	Kansas City MO GO	4.000%	2/1/36	3,460	3,663
	Kansas City MO GO	4.000%	2/1/37	1,000	1,043
	Kansas City MO GO	4.000%	2/1/39	2,145	2,198
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/35	1,570	1,641
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/36	2,500	2,591
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/37	1,315	1,356
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/38	2,500	2,566
[8]	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/39	730	850
[8]	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/40	1,500	1,734
	Little Blue Valley Sewer District Revenue	4.000%	9/1/32	3,370	3,549
	Little Blue Valley Sewer District Revenue	3.000%	9/1/35	3,705	3,521
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/30	3,380	3,545
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/31	2,000	2,098
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/40	2,190	2,471

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/45	6,785	7,116
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/46	3,130	3,318
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/48	2,000	2,210
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/49	5,100	5,531
Metropolitan St. Louis Sewer District Sewer Revenue	5.250%	5/1/52	4,250	4,843
Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/25	3,215	3,404
Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/45	1,500	1,527
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	3,400	3,981
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	2,110	1,926
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,890	1,877
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	5,515	4,987
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,125	2,102
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	3,400	2,981
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	5,000	5,215
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	4,000	4,150
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	15,000	14,539
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	8,125	7,914
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	11,000	11,425
Missouri Housing Development Commission Local or Guaranteed Housing Revenue	2.550%	11/1/50	2,000	1,554
Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	5/1/51	1,685	1,674
Missouri Housing Development Commission Local or Guaranteed Housing Revenue	2.400%	11/1/51	2,580	1,982
Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.000%	5/1/52	1,125	1,108
Missouri Housing Development Commission Local or Guaranteed Housing Revenue	5.000%	5/1/53	4,580	4,885
St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	2,760	2,498
St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/44	1,760	1,886

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/49	1,500	1,593
[5,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/23	1,370	1,350
[5,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,240	1,146
[5,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,370	1,227
[5,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,155	934
[5,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/23	1,185	1,168
[5,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/25	1,070	989
[5,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/26	1,185	1,061
[5,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/29	1,000	809
[3]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	10/1/49	9,500	10,108
	University of Missouri College & University Revenue	4.000%	11/1/33	5,000	5,091
					232,175
Montana (0.2%)
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/33	1,685	1,774
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/36	910	942
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	674
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	2,820	2,943
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,370	1,431
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	1,200	1,237
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,650	2,716
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	1,500	1,494
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	9,230	9,451
					22,662
Multiple States (0.0%)
[13]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	3,755	3,552
Nebraska (0.5%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	4,100	4,419
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/36	1,780	1,940
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	1,195	1,256
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	10,000	10,109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	14,770	14,958
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	10/1/29	11,625	12,283
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,250	1,427
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,000	1,078
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	2,000	2,142
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	1,000	1,064
[7]	Douglas County NE College & University Revenue, SIFMA Municipal Swap Index Yield + 0.530%	2.190%	7/1/35	3,965	3,915
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/34	1,500	1,757
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/34	1,500	1,757
	Omaha NE Sewer Revenue	4.000%	4/1/36	425	447
	Omaha NE Sewer Revenue	4.000%	4/1/37	375	388
	Omaha NE Sewer Revenue	4.000%	4/1/38	200	204
	Omaha NE Sewer Revenue	4.000%	4/1/39	125	127
	Omaha NE Sewer Revenue	4.000%	4/1/40	100	101
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	1,010	1,114
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/46	3,400	3,368
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/52	5,945	6,693
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	6,000	6,184
	University of Nebraska Facilities Corp. College & University Revenue	3.000%	7/15/59	1,000	777
					77,508
Nevada (0.8%)
	Clark County NV GO	4.000%	6/1/30	10,000	11,168
	Clark County NV GO	4.000%	12/1/39	23,100	23,450
	Clark County School District GO	3.000%	6/15/37	3,500	3,126
	Clark County School District GO	3.000%	6/15/39	3,575	3,068
	Clark County School District GO	3.000%	6/15/41	3,000	2,496
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	15,000	15,803
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/28	425	468
	Las Vegas NV GO	4.000%	9/1/32	8,860	9,236
	Las Vegas NV GO	4.000%	9/1/33	9,220	9,582
	Las Vegas Valley Water District GO	5.000%	6/1/32	2,870	3,113
	Las Vegas Valley Water District GO	4.000%	6/1/37	2,000	2,090
	Las Vegas Valley Water District GO	4.000%	6/1/38	1,670	1,740
	Las Vegas Valley Water District GO	2.000%	6/1/39	3,000	2,241
	Las Vegas Valley Water District GO	4.000%	6/1/39	5,035	5,214
	Las Vegas Valley Water District GO	4.000%	6/1/43	8,750	8,884
	Las Vegas Valley Water District GO	4.000%	6/1/51	6,905	6,820
	Nevada System of Higher Education College & University Revenue	4.000%	7/1/47	2,570	2,533
[1]	North Las Vegas NV GO	3.000%	6/1/31	1,845	1,891
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/38	1,325	1,365
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/39	1,000	1,023

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/40	1,275	1,299
					116,610
New Hampshire (0.2%)
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/51	5,000	4,955
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/34	5,820	5,880
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	10,000	9,967
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	500	527
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	500	508
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	1,415	1,217
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	1,460	1,233
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,125	933
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/42	1,045	851
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/31	705	742
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/32	1,010	1,062
					27,875
New Jersey (3.4%)
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	5,000	5,009
[3]	Clifton Board of Education GO	2.125%	8/15/43	5,000	3,455
[1]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/43	2,000	2,004
[1]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/48	2,500	2,473
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/46	1,100	1,100
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	1,300	1,270
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/60	875	854
	Essex County NJ GO	3.000%	8/15/34	3,000	3,029
	Essex County NJ GO	3.000%	8/15/35	3,000	2,965
	Essex County NJ GO	3.000%	8/15/36	3,000	2,905
	Essex County NJ GO	2.000%	9/1/46	3,900	2,482
	Essex County NJ GO	2.000%	9/1/48	3,900	2,408
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	10,500	10,253
	Hudson County NJ GO	3.000%	11/15/31	5,000	5,085
	Mahwah Township NJ GO	0.050%	1/15/33	2,250	1,626
[3]	Maple Shade Township School District GO	3.000%	7/15/35	1,425	1,401

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mercer County NJ GO	0.050%	2/15/31	5,000	3,865
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	16,500	18,480
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	1,250	1,244
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	125	126
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	180	180
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	890	887
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	490	484
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	920	884
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	10,000	10,147
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	1,580	1,502
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	20,000	20,041
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/31	1,760	1,900
[3]	New Jersey Economic Development Authority College & University Revenue	4.000%	6/1/32	1,850	1,925
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	6,620	7,032
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	2,000	2,175
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/29	4,365	4,973
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/34	350	358
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/38	1,750	1,342
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,080	2,188
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/26	650	687
	New Jersey GO	5.000%	6/1/29	1,950	2,264
	New Jersey GO	2.000%	6/1/33	15,000	13,311
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,755	6,180
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,065	3,287
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	335	297
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	180	159
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	285	248
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	220	188

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	3,000	3,137
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	3,785	3,791
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	5,000	5,334
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/39	765	889
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/52	6,570	7,360
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	5,190	4,772
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,225	1,321
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	12,000	10,324
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	2,640	2,844
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	4,340	4,668
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,940	3,154
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,555	2,741
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	7,000	7,491
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,435	2,554
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	17,000	12,105
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	3,045	3,361
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	2,620	2,864
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	2,000	1,192
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	2,920	3,165
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	5,305	5,697
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	1,835	1,848
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	3,065	3,120
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	3,665	3,674
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	2,665	2,656
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	2,000	892
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	3,125	3,090
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/30	1,000	1,120
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/33	3,745	4,139

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/34	2,310	2,534
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/36	4,120	4,183
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	5,300	5,421
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	2,500	2,449
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/43	7,000	7,418
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	15,325	14,720
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	21,010	19,974
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	2,250	2,323
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	1,250	1,361
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,250	1,360
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	5,000	5,010
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	5,000	4,821
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	3,750	3,955
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	2,750	2,090
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	6,850	6,512
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,500	5,781
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	1,000	635
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	6,000	2,847
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	12,000	13,214
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	5,000	5,502
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,000	3,274
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	17,170	17,903
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	9,000	9,758
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	12,075	11,903
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	11,995	12,576
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	18,000	16,506
[1]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	1,000	977

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,000	2,139
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,900	2,020
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	32,385	33,422
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	15,250	15,398
	Toms River Board of Education GO	3.000%	7/15/29	1,500	1,516
	Toms River Board of Education GO	3.000%	7/15/30	1,500	1,513
	Toms River Board of Education GO	3.000%	7/15/31	1,500	1,510
	Toms River Board of Education GO	3.000%	7/15/32	1,500	1,505
					508,006
New Mexico (0.7%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/27	1,525	1,666
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/30	1,650	1,795
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/30	1,500	1,716
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/31	2,505	2,866
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/33	6,705	6,950
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/34	9,860	10,199
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,650	1,806
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	12,010	12,758
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/53	4,840	4,781
[2,14]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	48,065	49,810
[5]	Winrock Town Center Tax Increment Development District No. 1 Tax Allocation Revenue	4.250%	5/1/40	2,750	2,338
					96,685
New York (14.3%)
[3]	Hempstead NY GO	4.000%	4/1/27	6,850	7,125
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/43	2,100	2,090
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	2,000	1,986
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,025	2,205
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,000	2,256
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	680	643
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	1,180	1,294
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/29	11,530	12,655
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	18,605	20,386
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/36	5,515	6,008
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,105	1,162

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,500	1,541
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,000	1,077
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,062
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,750	1,839
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,400	1,485
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	6,000	6,145
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	6,030	6,159
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/31	10,000	10,364
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	2,590	2,834
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	2,000	2,050
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	6,000	5,803
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	1,000	928
[3]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	2,870	2,840
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	3,000	2,772
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	7,000	6,423
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	3,650	3,640
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	7,000	6,861
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	3,000	2,654
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	12,500	12,885
[3,7]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	3.431%	11/1/32	1,245	1,250
[3,7]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	3.431%	11/1/32	1,750	1,756
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	11,935	12,023
[7]	Metropolitan Transportation Authority Transit Revenue, SOFR + 0.330%	3.211%	11/1/35	2,695	2,688
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/33	20	23
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	3,640	3,386
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	12,925	12,924
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/35	3,500	3,883
[3]	Nassau County NY GO	5.000%	7/1/32	2,740	3,096
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,575	2,477
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	4,190	3,410

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/46	3,000	2,210
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	9,280	8,616
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.050%	11/1/48	4,040	3,783
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/51	2,000	1,450
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.250%	8/1/51	5,000	3,959
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	805	757
[3]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	1,710	1,525
[3]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/46	1,670	1,316
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	3,295	2,810
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	6,000	4,630
[9]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/24	9,670	9,359
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	15,000	14,068
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	2,500	2,693
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	1,295	1,313
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	20,000	20,973
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	5,000	5,401
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	2,875	2,882
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	5,000	5,011
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	26,580	22,275
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	18,750	20,221
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	20,080	21,299
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	8,930	7,989
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	4,815	5,265
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	1,855	1,490
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	4,470	4,884
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	6,080	6,677
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/51	5,000	3,990
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	12,000	11,813
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	2,200	2,166
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/52	6,675	7,352

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	18,400	20,999
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	10,500	10,682
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/39	7,830	7,952
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	4,320	4,914
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,010	5,679
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,100	5,742
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	9,550	10,647
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/39	9,930	10,111
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/40	7,245	6,331
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/48	4,000	3,218
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	17,055	18,907
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	4,315	4,619
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	15,675	17,592
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	11,560	12,688
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	3,000	3,194
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	7,000	7,482
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,280	3,517
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	10,195	11,443
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	8,000	8,176
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,735	4,869
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	1,360	1,409
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	7,000	8,028
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/36	1,595	1,925
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	7,080	7,199
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	25,790	28,740
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	3,000	3,423
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,060	6,164
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	15,000	17,511
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	5,000	4,557
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	4,500	4,600

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	1,500	1,542
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	5,000	5,156
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	1,470	1,743
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	10,000	10,222
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	3,500	3,576
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	4,100	4,196
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	10,929
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	4,530	4,611
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,725	2,793
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	5,945	7,070
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	3,455	3,515
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,000	2,033
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,150	5,684
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	8,000	8,099
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/39	4,685	4,153
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,310	2,518
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/40	10,500	10,603
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	5,000	5,047
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	6,875	7,306
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	5,039
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	1,000	1,009
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	4,745	5,161
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	1,000	1,005
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/41	5,020	5,038
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,685	3,996
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	7,000	7,002
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	15,000	16,006
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	2,000	2,164
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/42	2,140	2,473
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/44	10,000	9,913

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/45	15,000	17,582
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	8,000	6,557
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/46	2,000	2,234
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/47	2,000	1,959
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/48	10,000	8,052
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/30	5,010	5,262
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	23,000	23,796
	New York City Water & Sewer System Water Revenue	5.000%	6/15/32	8,000	8,608
	New York City Water & Sewer System Water Revenue	5.250%	6/15/37	10,000	10,959
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	8,100	8,142
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	5,025	5,231
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	4,920	4,849
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	1,300	1,281
	New York City Water & Sewer System Water Revenue	5.000%	6/15/50	19,825	21,771
	New York City Water & Sewer System Water Revenue	4.000%	6/15/52	5,000	4,905
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	2,850	1,308
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/47	6,180	1,828
[5]	New York Counties Tobacco Trust IV Tobacco Settlement Funded Revenue	6.250%	6/1/41	3,565	3,567
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	5,555	4,701
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	17,945	14,850
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	3,780	3,047
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	1,310	1,077
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	10,600	9,694
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	10,000	9,125
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	5,000	4,586
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,535	1,283
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	11,830	8,889
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	15,655	12,029
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	13,490	10,045

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	2,000	1,517
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	10,890	12,541
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.200%	10/1/36	2,000	1,569
	New York Mortgage Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	3,000	3,199
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.000%	4/1/50	3,000	2,947
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.500%	10/1/52	1,565	1,568
	New York NY GO	4.000%	8/1/32	5,000	5,242
	New York NY GO	5.000%	8/1/33	1,000	1,146
	New York NY GO	5.000%	8/1/33	2,300	2,804
	New York NY GO	5.000%	10/1/33	1,770	2,054
	New York NY GO	5.000%	4/1/34	7,000	7,873
	New York NY GO	5.000%	12/1/34	16,310	17,661
	New York NY GO	3.000%	3/1/35	7,000	6,877
	New York NY GO	5.000%	10/1/35	5,020	5,565
	New York NY GO	5.000%	3/1/36	1,200	1,382
	New York NY GO	4.000%	8/1/36	2,635	2,720
	New York NY GO	5.000%	3/1/37	3,070	3,472
	New York NY GO	5.000%	3/1/37	1,175	1,341
	New York NY GO	4.000%	8/1/37	11,000	11,233
	New York NY GO	5.000%	8/1/37	8,600	9,148
	New York NY GO	4.000%	10/1/37	5,840	5,933
	New York NY GO	5.000%	10/1/37	5,000	5,486
	New York NY GO	4.000%	3/1/38	6,950	7,039
	New York NY GO	5.000%	3/1/38	3,305	3,713
	New York NY GO	5.000%	8/1/38	5,430	6,136
	New York NY GO	5.000%	10/1/38	2,045	2,286
	New York NY GO	5.000%	12/1/38	14,545	15,531
	New York NY GO	4.000%	8/1/39	970	981
	New York NY GO	4.000%	3/1/40	2,000	2,016
	New York NY GO	4.000%	8/1/40	17,340	17,457
	New York NY GO	4.000%	8/1/40	1,795	1,809
	New York NY GO	5.250%	10/1/40	2,075	2,415
	New York NY GO	4.000%	8/1/41	2,360	2,368
	New York NY GO	5.250%	10/1/41	2,345	2,711
	New York NY GO	5.500%	5/1/44	2,930	3,407
	New York NY GO	3.500%	4/1/46	3,110	2,909
	New York NY GO	4.000%	3/1/50	13,250	12,946
[4]	New York NY GO, 9.000% coupon rate effective 12/1/25	5.000%	6/1/44	1,000	1,051
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/33	1,150	1,400
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/34	1,195	1,443
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/35	2,280	2,710
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/52	4,950	4,880
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,500	1,518
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	2,000	1,725
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	75	78

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority College & University Revenue	4.250%	5/1/42	1,700	1,593
New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	1,000	1,073
New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	6,150	7,318
New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	3,895	4,630
New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	1,310	1,186
New York State Dormitory Authority College & University Revenue	5.000%	7/1/52	3,000	3,295
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	3,365	3,273
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	4,000	3,434
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	6,000	5,896
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/52	2,500	2,422
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	10,000	10,551
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/31	7,030	7,158
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	7,410	8,043
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	6,000	6,309
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	10,000	10,910
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	9,985	10,795
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	3,000	3,173
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	9,605	9,832
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	10,000	10,686
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	13,365	13,699
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	7,500	7,689
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	12,245	12,715
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	7,020	7,134
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	4,010	4,075
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	5,000	4,356
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	3,750	3,776
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	5,000	4,286
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	11,245	9,639
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	2,465	2,093
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	19,755	19,763

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	5,000	5,413
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	1,650	1,618
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	5,000	4,902
	New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/52	5,000	4,352
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	40	43
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	5	6
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	10	11
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/31	5,465	5,515
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/32	5,065	5,082
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/42	7,110	7,961
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	10,000	10,655
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/35	6,030	7,025
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/36	4,930	5,661
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	1,900	1,936
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/32	5,010	5,433
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/33	3,000	3,250
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	10,000	10,950
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	4,225	4,343
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	6,000	6,571
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,805	4,167
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	10,725	11,684
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,447
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	22,110	24,265
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	18,000	19,242
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	5,000	5,403
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	5,000	5,388
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	6
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/44	7,985	8,767

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/48	4,000	4,324
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/42	1,750	1,728
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	11/1/47	3,500	3,368
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	4,500	3,169
	New York State Thruway Authority Highway Revenue	4.000%	1/1/37	3,095	3,145
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	5,205	5,236
	New York State Thruway Authority Highway Revenue	4.000%	1/1/43	4,350	4,318
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	10,000	9,777
	New York State Thruway Authority Highway Revenue	4.000%	1/1/48	4,500	4,381
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	9,385	7,181
[3]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	2,055	1,561
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	10,000	10,446
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/43	3,710	3,717
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/47	10,000	9,884
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/48	4,775	3,818
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	4,355	3,441
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/55	4,500	4,373
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/56	4,500	4,364
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	19,000	18,298
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	5,305	5,719
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	5,835	5,992
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	6,000	6,018
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	2,000	2,280
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	4,000	4,084
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/38	11,500	11,661
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	16,000	16,201
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	14,530	12,679
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	7,725	6,741
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	11,000	11,103
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/40	10,090	10,986

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	10,000	9,741
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	3,000	2,366
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	3,000	2,978
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	14,100	11,293
	New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	6,000	4,310
[3]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	5,435	4,130
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/45	3,000	3,290
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	2,000	2,140
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	5,140	5,232
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/37	5,685	5,786
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	3,000	3,045
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/38	7,075	7,172
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/39	4,815	4,869
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/41	1,000	1,008
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	3,000	3,258
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	10,750	10,483
[3]	Suffolk County NY GO	5.000%	5/15/31	4,000	4,797
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	1,245	1,233
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	5,000	5,835
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	6,725	7,295
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	7,035	7,586
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	13,000	13,978
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	3,295	3,214
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	4,500	4,877
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	20,000	19,424
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	26,265	30,350
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/35	2,510	2,995
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/36	2,445	2,863
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/38	5,500	6,330
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	6,000	6,734

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	22,425	23,879
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	5,000	5,588
[7]	Triborough Bridge & Tunnel Authority Transit Revenue, SIFMA Municipal Swap Index Yield + 0.380%	3.261%	1/1/32	255	253
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,500	5,838
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	6,020	6,294
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	14,510	15,834
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	19,000	20,265
[3]	Yonkers NY GO	5.000%	3/15/35	1,000	1,159
[3]	Yonkers NY GO	5.000%	3/15/37	1,000	1,133
					2,097,965
North Carolina (1.3%)
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/32	800	942
	Brunswick County NC Enterprise Systems Water Revenue	4.000%	4/1/33	500	543
	Brunswick County NC Enterprise Systems Water Revenue	4.000%	4/1/34	500	540
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/28	1,110	1,207
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/30	1,000	1,087
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/32	1,825	1,978
	Cabarrus County NC Lease (Appropriation) Revenue	4.000%	6/1/34	1,000	1,054
	Charlotte NC (Transit Project) COP	3.000%	6/1/36	1,580	1,510
	Charlotte NC (Transit Project) COP	3.000%	6/1/37	1,665	1,557
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/41	2,500	2,533
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	3.000%	7/1/46	5,000	4,065
	Charlotte NC COP	3.000%	6/1/38	3,505	3,223
	Charlotte NC GO	2.000%	6/1/40	1,875	1,391
	Charlotte NC GO	2.000%	6/1/41	1,625	1,173
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/35	1,090	1,375
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/36	1,415	1,784
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	5,000	5,059
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	1/15/43	5,000	5,032
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	5.000%	3/1/30	2,445	2,766
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/35	810	864
	Moore County NC Appropriations Revenue	3.000%	6/1/38	490	443
	Moore County NC Appropriations Revenue	3.000%	6/1/39	800	713
	Moore County NC Appropriations Revenue	3.000%	6/1/40	625	548
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	2,500	2,518
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/34	2,575	2,570
	North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	3,000	3,209

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	4,500	4,751
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	13,000	13,727
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	1,735	1,748
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	24,990	24,627
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	1,945	1,915
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,905	2,940
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,100	1,113
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,610	1,625
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	3,650	3,282
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	5,210	5,218
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,515	2,758
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	1,350	1,100
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/50	3,600	3,541
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/52	3,000	2,416
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.375%	10/1/45	10,000	9,625
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	1,100	1,151
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	1,155	1,208
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	2,500	2,615
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/37	1,250	1,453
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/38	1,250	1,449
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/39	765	883
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/40	1,000	1,146
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/41	1,000	1,137
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	8,125	8,051
[3]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/41	10,000	10,080
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	7,000	7,289
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/55	5,000	4,684
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	3,525	2,808
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue	5.000%	2/1/46	5,000	5,192

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/36	1,130	1,160
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/33	1,750	1,856
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/31	1,530	1,614
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/32	2,000	2,108
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/43	1,965	1,893
					187,847
North Dakota (0.2%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	1,000	961
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/46	8,000	6,227
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	9,000	6,658
[3]	University of North Dakota COP	4.000%	6/1/51	2,600	2,500
[3]	University of North Dakota COP	2.500%	6/1/54	5,000	3,315
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	4,000	3,734
	West Fargo Public School District No. 6 GO	3.000%	8/1/31	3,280	3,342
	West Fargo Public School District No. 6 GO	3.000%	8/1/32	3,380	3,431
					30,168
Ohio (3.0%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/46	18,000	18,415
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	2,250	2,292
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,750	3,795
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	7,600	7,649
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/36	2,560	2,779
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/36	1,010	1,049
	Big Walnut Local School District GO	5.000%	12/1/55	6,000	6,501
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	2,050	2,108
	Brunswick City School District GO, Prere.	5.250%	6/1/23	8,200	8,277
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,000	1,080
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,500	2,421
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	13,900	10,575
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	9,020	8,291
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	7,490	10,002
	Cleveland OH GO	5.000%	12/1/51	2,000	2,228

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cleveland OH Income Tax Revenue	4.000%	10/1/33	425	465
Cleveland OH Income Tax Revenue	3.000%	10/1/34	730	733
Cleveland OH Income Tax Revenue	3.000%	10/1/35	575	567
Cleveland OH Income Tax Revenue	3.000%	10/1/36	500	477
Cleveland OH Income Tax Revenue	3.000%	10/1/37	800	750
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/33	3,510	3,620
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/34	3,690	3,797
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/47	2,500	2,757
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/52	2,500	2,750
Columbus City School District GO	5.000%	12/1/42	8,000	8,504
Cuyahoga Community College District GO	4.000%	12/1/34	3,000	3,114
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	12,500	12,653
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.750%	2/15/47	10,100	10,077
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.250%	2/15/47	2,875	2,903
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	8,000	8,097
Euclid City School District GO	4.750%	1/15/54	2,685	2,749
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,235	2,293
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	11,925	12,059
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/40	8,250	8,308
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	7,800	7,834
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,380	2,443
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/33	1,850	1,870
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/34	1,000	1,000
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/35	1,000	978
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	500	572
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	300	342
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,575	1,791
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,455	1,641
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	800	892
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,660	2,933
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	2,780	3,041
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,890	3,146
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	27,000	27,912

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	5,000	5,054
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/49	3,000	3,341
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	4,705	4,956
	Hilliard OH Income Tax Revenue	5.000%	12/1/52	8,750	9,823
[2]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	3,745	3,855
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	935	1,032
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	690	776
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	175	178
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	375	405
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	225	191
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	205	206
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	7,655	7,201
	North Royalton City School District GO	4.000%	12/1/32	600	618
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/36	4,250	4,426
	Ohio Department of Administrative Services COP	5.000%	3/1/28	1,335	1,511
	Ohio Department of Administrative Services COP	5.000%	9/1/28	500	572
	Ohio Department of Administrative Services COP	5.000%	3/1/29	300	346
	Ohio Department of Administrative Services COP	5.000%	9/1/29	500	583
	Ohio Department of Administrative Services COP	5.000%	3/1/30	350	411
	Ohio GO	5.000%	2/1/32	5,000	5,398
	Ohio GO	5.000%	2/1/34	3,540	3,811
	Ohio GO	5.000%	2/1/36	9,885	10,555
	Ohio GO	5.000%	3/1/39	10,000	10,805
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	1,000	993
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	14,070	14,093
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/50	1,500	1,386
	Ohio Higher Educational Facility Commission College & University Revenue	4.375%	5/1/42	3,000	3,016
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	11/1/45	1,485	1,479
	Ohio Higher Educational Facility Commission College & University Revenue	3.000%	11/1/50	2,500	1,852
	Ohio Higher Educational Facility Commission College & University Revenue (Case Western Reserve University Project)	4.000%	12/1/44	2,490	2,493
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/43	11,050	11,835
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	1,500	1,406
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/50	14,470	14,391
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/40	1,110	1,254

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/41	750	844
	Ohio State University College & University Revenue	4.000%	12/1/39	4,270	4,438
	Ohio State University College & University Revenue	4.000%	12/1/41	1,175	1,206
	Ohio State University College & University Revenue	3.000%	12/1/44	3,750	3,187
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/30	7,570	8,158
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/31	19,600	21,062
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	1,150	1,342
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/44	4,450	4,929
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/29	10,000	11,154
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/50	10,415	11,503
	Ohio Water Development Authority Water Revenue	5.000%	6/1/34	1,350	1,619
	Ohio Water Development Authority Water Revenue	5.000%	12/1/35	2,000	2,360
	Union County OH GO	5.000%	12/1/47	2,500	2,674
	University of Cincinnati College & University Revenue	4.000%	6/1/37	1,030	1,061
	Wickliffe City School District GO	3.250%	12/1/56	10,355	8,244
					444,563
Oklahoma (0.4%)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	4,490	4,010
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	2,055	2,124
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	9,590	8,810
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	11,595	11,113
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/32	1,000	1,091
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/33	650	704
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/34	950	1,018
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/35	590	624
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/39	500	508
	Oklahoma State University College & University Revenue	4.000%	9/1/36	375	388
	Oklahoma State University College & University Revenue	4.000%	9/1/37	785	814
	Oklahoma State University College & University Revenue	3.000%	9/1/40	500	427
	Oklahoma State University College & University Revenue	3.000%	9/1/41	500	419
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/35	5,000	5,129

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/36	5,105	5,203
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/47	5,015	5,294
	Oklahoma Water Resources Board Water Revenue	2.000%	4/1/35	1,000	856
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/30	12,575	13,199
					61,731
Oregon (1.7%)
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/33	1,415	1,496
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/34	1,630	1,717
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/33	1,000	1,021
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	605	617
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	1,000	1,017
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	5,000	5,107
	Deschutes Public Library District GO	4.000%	6/1/34	1,500	1,647
	Eugene OR Electric Utility System Electric Power & Light Revenue	4.000%	8/1/31	700	742
	Forest Grove OR College & University Revenue	4.000%	5/1/36	445	437
	Forest Grove OR College & University Revenue	4.000%	5/1/39	875	839
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	10,000	7,208
	Lane County School District No. 4J Eugene GO	4.000%	6/15/34	4,100	4,562
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/34	750	842
[3]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/40	1,810	1,821
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/37	2,335	2,167
	Multnomah County OR School District No. 7 Reynolds GO	5.000%	6/15/26	2,225	2,364
	Oregon (OHSU Project) GO	5.000%	8/1/35	2,040	2,247
	Oregon (Q State Project) GO	5.000%	5/1/34	8,790	10,126
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/38	8,000	8,304
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/42	5,000	5,077
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.250%	11/15/47	3,500	4,065
	Oregon GO	5.000%	5/1/31	1,000	1,085
	Oregon GO	5.000%	5/1/32	3,010	3,264
	Oregon GO	5.000%	5/1/33	280	318
	Oregon GO	5.000%	6/1/33	390	444
	Oregon GO	5.000%	5/1/34	1,280	1,449
	Oregon GO	5.000%	6/1/34	500	567
	Oregon GO	5.000%	5/1/35	2,285	2,635
	Oregon GO	5.000%	6/1/35	500	561
	Oregon GO	5.000%	5/1/36	1,000	1,111
	Oregon GO	5.000%	5/1/36	1,350	1,595
	Oregon GO	5.000%	6/1/36	685	762

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oregon GO	5.000%	5/1/37	700	775
Oregon GO	5.000%	5/1/37	1,500	1,754
Oregon GO	5.000%	6/1/37	1,560	1,728
Oregon GO	5.000%	5/1/38	650	716
Oregon GO	5.000%	5/1/39	5,000	5,322
Oregon GO	2.600%	12/1/42	1,455	1,172
Oregon GO	5.000%	12/1/52	2,990	3,183
Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,550	1,587
Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,190	1,209
Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	2,870	2,894
Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	3,420	2,674
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	2.250%	7/1/41	2,000	1,543
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/50	4,380	4,487
Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,530	3,607
Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	2,000	1,777
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/52	3,575	3,470
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/52	5,395	5,690
Oregon State Lottery Revenue	5.000%	4/1/37	6,185	6,698
Oregon State Lottery Revenue	5.000%	4/1/37	2,500	2,797
Oregon State Lottery Revenue	5.000%	4/1/39	3,000	3,321
Oregon State Lottery Revenue	5.000%	4/1/40	6,510	7,475
Oregon State Lottery Revenue	5.000%	4/1/41	6,680	7,630
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/29	5,020	5,611
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/30	4,760	5,306
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/47	3,050	3,190
Portland OR Sewer System Sewer Revenue	4.500%	5/1/32	9,475	10,051
Portland OR Sewer System Sewer Revenue	3.000%	3/1/37	6,375	5,979
Portland OR Water System Water Revenue	3.000%	5/1/34	7,760	7,840
Portland OR Water System Water Revenue	3.000%	5/1/35	7,995	7,903
Portland OR Water System Water Revenue	3.000%	5/1/36	8,230	7,970
Portland OR Water System Water Revenue	2.000%	5/1/44	3,020	2,049
Portland OR Water System Water Revenue	2.125%	5/1/46	3,660	2,474
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/44	1,645	1,719
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/43	750	739
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/48	1,000	966

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/53	2,500	2,391
	Salem-Keizer School District No. 24J GO	5.000%	6/15/37	7,500	8,275
	University of Oregon College & University Revenue	5.000%	4/1/48	5,000	5,340
[1]	University of Oregon College & University Revenue	3.500%	4/1/52	18,370	16,156
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/33	2,900	3,217
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/44	8,875	3,494
	Yamhill County OR College & University Revenue (George Fox University Project)	4.000%	12/1/46	2,000	1,897
					251,290
Pennsylvania (5.8%)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	4,950	4,987
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	2,500	2,406
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	10,000	10,280
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	300	302
	Allegheny County PA GO	5.000%	11/1/28	5,475	5,972
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	7,500	8,767
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/42	5,625	5,731
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	2,915	2,743
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	1,250	1,176
[1]	Altoona Area School District GO, Prere.	5.000%	12/1/25	2,000	2,152
[1]	Altoona Area School District GO, Prere.	5.000%	12/1/25	1,500	1,614
[1]	Armstrong School District GO	4.000%	3/15/38	1,120	1,152
[1]	Armstrong School District GO	4.000%	3/15/41	1,200	1,222
[1]	Berwick Area School District GO	4.000%	11/15/41	1,125	1,142
	Bethel Park School District GO	4.000%	8/1/37	1,500	1,536
[1]	Bristol Township School District GO	4.000%	6/1/44	2,635	2,659
[3]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	19,500	14,569
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	3,000	2,306
	Centennial School District Bucks County GO	5.000%	12/15/35	1,125	1,273
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	3,000	2,813
[3]	Central Bucks School District GO	3.000%	6/1/40	2,415	2,135
[3]	Central Bucks School District GO	3.000%	6/1/44	2,305	1,920
	Cheltenham Township School District GO, Prere.	5.000%	3/15/25	15,210	16,017
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,490	1,628

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	1,800	1,823
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	6,000	5,932
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	4,005	4,186
	Chester County IDA Recreational Revenue	4.000%	12/1/51	2,580	2,518
[1]	Coatesville School District GO	0.000%	10/1/38	2,100	1,066
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/29	1,750	2,006
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,930	2,126
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	15	16
[3]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,625	2,653
[3]	Commonwealth of Pennsylvania GO	4.000%	8/15/28	15,000	15,625
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	10,000	10,712
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	10,000	10,623
	Commonwealth of Pennsylvania GO	4.000%	10/1/37	13,355	13,546
	Conestoga Valley School District GO	3.000%	2/1/34	2,050	2,042
	Conestoga Valley School District GO	3.000%	2/1/36	2,175	2,080
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	9,325	9,231
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	2,000	1,932
	Cumberland Valley School District GO	4.000%	11/15/38	2,345	2,406
	Cumberland Valley School District GO	4.000%	11/15/40	3,000	3,031
	Delaware County Authority College & University Revenue	5.000%	8/1/31	825	868
	Delaware County Authority College & University Revenue	5.000%	8/1/32	920	966
	Delaware County Authority College & University Revenue	5.000%	8/1/33	2,625	2,752
	Delaware County Authority College & University Revenue	5.000%	8/1/34	2,000	2,097
	Delaware County Authority College & University Revenue	5.000%	8/1/35	2,160	2,264
	Delaware County Authority College & University Revenue	5.000%	10/1/46	2,770	2,926
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	7,500	7,625
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	2,375	1,955
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	5,000	4,557
	East Lycoming School District GO	4.000%	9/15/45	1,760	1,760
[3]	Ellwood City Area School District GO	4.000%	11/15/40	810	825
[3]	Ellwood City Area School District GO	4.000%	11/15/41	1,125	1,142
[1]	Fairview School District GO	3.000%	9/15/39	1,000	894
[1]	Fairview School District GO	3.000%	9/15/40	1,000	874
[1]	Fairview School District GO	3.000%	9/15/41	1,000	877
[1]	Gateway School District Alleghany County GO	3.000%	10/15/38	1,500	1,347
[1]	Gateway School District Alleghany County GO	3.000%	10/15/39	1,000	880
[1]	Gateway School District Alleghany County GO	3.000%	10/15/40	1,400	1,214
[1]	Gateway School District Alleghany County GO	3.000%	10/15/43	2,500	2,055

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	5,600	5,869
	Haverford Township PA GO	3.600%	6/1/43	3,355	3,348
[3]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,500	1,685
[3]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,175	1,307
[3]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,100	1,214
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/47	2,935	3,137
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/54	1,000	977
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	9,485	9,873
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/41	2,175	2,095
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	6,300	5,516
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	8,500	8,057
	Manheim Central School District GO	4.000%	5/1/39	1,100	1,121
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,000	2,063
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,155	3,458
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	1,250	1,437
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/34	1,380	1,558
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	3,100	3,126
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/47	10,000	10,470
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	15,330	15,787
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	2,700	2,635
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	3,550	3,316
	Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	4,000	3,976
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	5,000	5,262
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	2,635
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	6,140	5,350
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	5,015	4,315

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	12,000	12,012
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	13,955	14,458
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	3,315	3,810
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	690	800
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,240	2,560
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,000	3,099
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	1,530	1,735
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	1,545	1,569
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	450	457
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	1,945	1,938
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/41	5,240	5,173
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/32	2,750	2,883
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/33	1,555	1,623
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/38	4,500	4,640
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	1,750	1,743
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	2,000	2,012
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/50	3,500	3,357
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	2,895	3,203
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,155	1,183
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,600	2,639
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,185	1,204
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,110	1,110
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	3,750	3,713

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	12,000	11,593
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/50	4,225	4,303
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	16,245	16,032
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	2,980	3,179
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	1,000	1,068
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	3,000	3,205
	Pennsylvania State University College & University Revenue	5.000%	9/1/38	2,005	2,234
	Pennsylvania State University College & University Revenue	5.000%	9/1/47	3,715	4,131
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,110	5,438
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	1,000	973
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	14,000	13,379
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	7,555	8,118
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,985	2,133
[3]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	13,000	14,186
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	1,085	1,225
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	11,670	11,975
	Pennsylvania Turnpike Commission Highway Revenue	4.500%	12/1/34	4,000	4,211
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,440	2,705
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,050	5,410
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	14,955	15,758
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	3,855	3,969
	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/37	6,000	6,256
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	14,415	15,671
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	2,740	2,817
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,000	5,431
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	12,320	12,845
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,245	2,301
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	4,545	4,636
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	6,400	6,599
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,350	2,795

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	1,725	1,740
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	6,010	6,354
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/42	1,000	1,122
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	6,000	5,963
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/45	4,505	4,426
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	6,500	6,355
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,355	2,302
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	2,000	2,169
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	4,060	4,403
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/47	1,230	1,377
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	11,245	10,651
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	5,310	4,109
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/52	1,000	1,113
[4]	Pennsylvania Turnpike Commission Highway Revenue, 6.000% coupon rate effective 12/1/28	0.000%	12/1/37	1,610	1,469
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	9,015	9,231
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	7,255	7,441
[5]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	1,700	1,629
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/34	5,250	5,757
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/38	1,265	1,263
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/45	1,200	1,122
	Philadelphia Authority for Industrial Development College & University Revenue	5.250%	11/1/47	3,715	4,025
	Philadelphia Authority for Industrial Development College & University Revenue	5.500%	11/1/60	12,010	13,028
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	5,000	5,103
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	9/1/47	6,150	5,866
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,115	1,209
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,150	1,242
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	1,700	1,824
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/37	1,615	1,653
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,600	1,708

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	6,025	6,694
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/45	1,735	1,741
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	3,000	3,241
[1]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	5,000	3,971
	Philadelphia PA GO	5.000%	8/1/29	5,745	6,083
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	9,000	9,972
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/45	1,050	1,142
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/47	9,305	10,541
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/49	7,000	7,481
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	6,000	6,459
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	2,180	2,321
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	10,500	10,888
[1]	Philadelphia School District GO	5.000%	9/1/25	5,500	5,813
[3]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/35	1,140	1,205
[3]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/38	1,100	1,134
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.500%	9/1/47	4,470	5,077
[3,7]	Pittsburgh Water & Sewer Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.650%	2.310%	9/1/40	2,260	2,258
	Radnor Township School District GO	3.000%	8/15/35	1,400	1,384
[3]	Robinson Township Municipal Authority Water Revenue	4.000%	5/15/47	1,300	1,304
[3]	Robinson Township Municipal Authority Water Revenue	4.000%	5/15/50	3,120	3,124
	School District of Philadelphia GO	4.000%	9/1/38	5,000	5,113
	School District of Philadelphia GO	4.000%	9/1/46	5,000	4,880
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	3,000	2,857
	Spring Township PA GO	3.000%	11/15/33	1,020	1,027
	Spring Township PA GO	3.000%	11/15/34	1,050	1,050
	Spring Township PA GO	3.000%	11/15/35	1,085	1,074
	Spring Township PA GO	3.000%	11/15/36	1,115	1,087
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	2,645	2,824
[3]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	790	839
[3]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	210	231
[3]	Trinity Area School District GO	4.000%	11/1/51	2,175	2,163
	Upper Merion Area School District County PA GO	3.000%	1/15/40	1,500	1,374
	Upper St. Clair Township School District GO	3.250%	10/1/35	5,000	5,036
[1]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	3,355	3,508
	York County PA GO	4.000%	3/1/35	3,000	3,158
					852,726

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico (0.9%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	1,280	1,199
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	2,454	2,510
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	7,624	7,985
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	13,693	14,558
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	21,755	23,594
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	19,076	11,048
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	9,096	8,505
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	4,588	4,167
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	820	684
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	6,435	6,636
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	450	462
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	1,180	1,213
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	3,152	1,982
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	165	188
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	215	242
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	40	45
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	40	44
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	40	39
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	47
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	45	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	40	37
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	135	125
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	40	37
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	443	417
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	7,282	6,004

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	13,252	9,915
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	745	502
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	35,816	34,287
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	3,556	3,404
				139,918
Rhode Island (0.1%)
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/38	700	713
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/39	860	873
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/40	885	895
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/41	930	939
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/50	1,500	1,490
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/40	6,580	6,682
				11,592
South Carolina (1.2%)
Charleston County SC GO	4.000%	11/1/30	5,715	6,173
Charleston SC Waterworks & Sewer System Water Revenue	5.000%	1/1/52	2,360	2,672
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/34	725	780
Greenville County SC Miscellaneous Revenue	3.000%	4/1/41	1,385	1,189
Greenville County SC Miscellaneous Revenue	3.000%	4/1/42	1,000	849
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/30	1,045	1,094
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	1,550	1,609
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,165	1,228
North Charleston SC Miscellaneous Taxes Revenue	5.000%	10/1/40	7,000	7,396
Patriots Energy Group Nuclear Revenue	4.000%	6/1/46	2,250	2,158
Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	3,275	3,412
SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/30	1,500	1,582
South Carolina GO	5.000%	4/1/34	470	566
South Carolina GO	5.000%	4/1/34	380	457
South Carolina GO	5.000%	4/1/35	1,900	2,261
South Carolina GO	5.000%	4/1/35	270	321
South Carolina GO	5.000%	4/1/35	890	1,059
South Carolina GO	5.000%	4/1/35	400	476
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,030	1,147
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	10,000	10,689
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/47	12,600	13,018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	8,000	7,761
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/38	5,305	5,442
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	4.000%	12/1/44	2,680	2,607
South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/52	5,000	4,761
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/35	2,140	2,166
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	2,885	2,898
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	2,690	2,691
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	3,000	3,001
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	1,330	1,327
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	3,210	3,203
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/41	10,680	10,516
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	11,480	11,257
South Carolina Public Service Authority Electric Power and Light Revenue Electric Power & Light Revenue	4.000%	12/1/42	3,000	2,942
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	5,295	5,555
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	2,690	2,841
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	4,380	4,353
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/52	5,000	5,364
Spartanburg County School District No. 7 GO	5.000%	3/1/48	5,000	5,431
Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	2,760	2,854
University of South Carolina College & University Revenue	5.000%	5/1/30	1,870	2,055
University of South Carolina College & University Revenue	5.000%	5/1/31	2,045	2,249
University of South Carolina College & University Revenue	5.000%	5/1/32	2,145	2,356
University of South Carolina College & University Revenue	5.000%	5/1/34	865	949
University of South Carolina College & University Revenue	5.000%	5/1/35	450	532
University of South Carolina College & University Revenue	5.000%	5/1/35	610	715
University of South Carolina College & University Revenue	5.000%	5/1/36	430	498
University of South Carolina College & University Revenue	5.000%	5/1/37	450	515
University of South Carolina College & University Revenue	5.000%	5/1/38	1,415	1,609

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of South Carolina College & University Revenue	5.000%	5/1/39	1,480	1,675
University of South Carolina College & University Revenue	5.000%	5/1/40	9,075	9,735
University of South Carolina College & University Revenue	5.000%	5/1/40	1,550	1,746
University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/36	3,870	4,445
				176,185
South Dakota (0.2%)
Lincoln SD College & University Revenue	4.000%	8/1/51	2,775	2,303
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	9,710	10,011
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	10,525	10,338
				22,652
Tennessee (1.3%)
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,520	1,658
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	1,004
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	995
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	1,000	962
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	2,000	2,060
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,530	1,583
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	2,855	2,900
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	145	165
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,500	2,596
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	4,030	4,268
Memphis TN Gas Natural Gas Revenue	4.000%	12/1/45	3,365	3,356
Memphis TN Water Revenue	4.000%	12/1/50	1,475	1,477
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/41	1,265	1,129
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/51	2,000	1,675
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	10,000	10,670
Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/35	3,350	3,635

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/37	2,400	2,524
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/39	4,555	4,725
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/36	4,075	2,432
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/37	3,175	1,793
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/38	2,725	1,460
	Shelby County TN GO	3.125%	4/1/33	1,465	1,485
	Tennergy Corp. Natural Gas Revenue PUT	5.500%	12/1/30	2,500	2,709
[2]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	41,215	42,225
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	15,025	15,059
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	3,735	3,767
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	6,185	6,314
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,160	2,252
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	19,950	20,617
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	95	95
[8]	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	5/1/28	7,805	8,163
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	6,140	6,584
	Tennessee GO, Prere.	5.000%	9/1/24	700	729
	Tennessee GO, Prere.	5.000%	8/1/25	1,345	1,436
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	4,660	4,596
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,445	2,474
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/42	4,640	5,006
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	7,000	7,484
	Washington County TN GO	4.000%	6/1/29	3,260	3,432
					187,494
Texas (7.1%)
[16]	Alvarado TX Independent School District GO	5.000%	2/15/47	7,000	7,724
[16]	Argyle Independent School District GO	5.000%	8/15/47	8,000	9,024
[16]	Arlington TX Independent School District GO	4.000%	2/15/30	2,000	2,056
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/48	7,620	8,047
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/31	1,445	1,635
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/32	1,440	1,620
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/33	2,045	2,285
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/29	3,315	3,526
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/31	625	692

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/32	1,000	1,062
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	485	514
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/36	785	853
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/37	535	579
[16]	Austin Independent School District GO	5.000%	8/1/32	5,370	6,131
[8]	Austin Independent School District GO	5.000%	8/1/48	7,000	7,596
	Austin Independent School District GO, Prere.	5.000%	8/1/25	1,425	1,521
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	5,240	5,536
[8]	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	3,900	4,573
[8]	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/40	4,000	4,656
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/50	5,000	5,526
[16]	Belton Independent School District GO	5.000%	2/15/36	2,500	2,698
[16]	Belton Independent School District GO	4.000%	2/15/40	645	665
[16]	Belton Independent School District GO	4.000%	2/15/41	1,000	1,026
	Board of Regents of the University of Texas System College & University Revenue	2.000%	8/15/36	2,500	1,989
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/50	2,300	2,828
[16]	Bullard Independent School District GO	4.000%	2/15/35	1,000	1,067
[16]	Bullard Independent School District GO	4.000%	2/15/40	1,125	1,149
[16]	Bullard Independent School District GO	4.000%	2/15/42	1,240	1,255
[16]	Bullard Independent School District GO	5.000%	2/15/47	3,405	3,807
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,690	1,797
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	1,200	1,214
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	1,900	1,913
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/45	7,225	6,920
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	1,875	2,020
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	3,100	3,006
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	8,160	7,662
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	6,000	6,389
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,500	8,622
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	15,000	12,785
[6]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/26	555	509
[6]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/28	50	43
[16]	Comal Independent School District GO	4.000%	2/1/36	1,000	1,056
[16]	Community Independent School District GO	5.000%	2/15/45	10,035	11,112
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/41	650	661
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/46	700	693

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/50	675	660
[16]	Corpus Christi Independent School District GO	4.000%	8/15/33	1,425	1,540
	Dallas Area Rapid Transit Sales Tax Revenue	3.000%	12/1/41	1,045	903
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/47	8,290	9,096
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	8,975	9,655
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	5,310	5,712
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	5,000	5,575
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	4,520	4,771
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	6,025	6,248
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/45	8,015	8,021
[8,16]	Dallas Independent School District GO	5.000%	2/15/48	9,500	10,611
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/38	1,340	1,331
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/35	2,225	2,423
[16]	Deer Park TX Independent School District GO	5.000%	8/15/47	5,000	5,670
[16]	Del Valle Independent School District TX GO	2.000%	6/15/40	2,400	1,723
[16]	Del Valle Independent School District TX GO	2.000%	6/15/41	2,260	1,599
[16]	Del Valle Independent School District TX GO	4.000%	6/15/47	4,090	4,131
[16]	Eagle Brook Meadows Metropolitan District No. 3 GO	4.000%	8/15/34	2,700	2,916
[3]	El Paso County Community College District College & University Revenue	5.000%	4/1/42	5,095	5,348
[16]	El Paso Independent School District GO	4.000%	8/15/33	2,500	2,614
	El Paso TX GO	5.000%	8/15/27	3,625	3,957
	El Paso TX GO	3.000%	8/15/39	1,270	1,134
	El Paso TX GO	4.000%	8/15/39	1,370	1,388
	El Paso TX GO	3.000%	8/15/40	840	732
	El Paso TX GO	3.000%	8/15/40	1,000	872
	El Paso TX GO	3.000%	8/15/40	1,375	1,199
	El Paso TX GO	4.000%	8/15/40	635	640
	El Paso TX GO	3.000%	8/15/41	905	770
	El Paso TX GO	3.000%	8/15/41	1,200	1,021
	El Paso TX GO	3.000%	8/15/41	1,500	1,276
	El Paso TX GO	4.000%	8/15/41	655	657
	El Paso TX GO	4.000%	8/15/47	2,725	2,697
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/30	3,545	3,913
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/31	1,120	1,236
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/35	1,750	1,811
	Forney Independent School District GO	0.000%	8/15/39	1,000	494
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/38	3,220	2,986
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/39	2,250	2,057
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/40	1,340	1,207
[16]	Fort Bend Independent School District GO PUT	2.375%	8/1/24	2,000	1,981
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/43	2,100	1,412
[16]	Friendswood Independent School District GO	4.000%	2/15/32	3,630	3,764
[16]	Frisco Independent School District GO	5.000%	2/15/33	1,000	1,212
[4]	Grand Parkway Transportation Corp. Highway Revenue, 5.500% coupon rate effective 10/1/23	0.000%	10/1/35	21,500	23,645

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Grand Parkway Transportation Corp. Highway Revenue, 5.500% coupon rate effective 10/1/23	0.000%	10/1/36	8,585	9,362
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	12,000	12,219
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/31	110	124
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/32	105	118
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/37	2,520	2,591
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	5,000	5,065
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	1,000	1,020
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/39	1,500	1,522
	Harris County TX Highway Revenue	5.000%	8/15/30	665	727
	Harris County TX Port Authority of Houston Port, Airport & Marina Revenue	4.000%	10/1/39	1,170	1,195
[3]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	2,150	2,234
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,465	1,511
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	2,790	2,876
[16]	Hays Consolidated Independent School District GO	4.000%	2/15/37	1,000	1,039
[16]	Hays Consolidated Independent School District GO	4.000%	2/15/38	1,250	1,294
	Hays County TX GO	4.000%	2/15/31	2,265	2,366
	Hays County TX GO	4.000%	2/15/32	3,135	3,317
	Hays County TX GO	4.000%	2/15/32	3,820	3,989
	Hays County TX GO	4.000%	2/15/33	865	910
	Hays County TX GO	4.000%	2/15/33	3,320	3,494
	Hays County TX GO	5.000%	2/15/42	4,000	4,295
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/35	1,000	1,059
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/36	1,000	1,056
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/36	1,000	1,050
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/37	800	763
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/38	1,900	1,816
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/38	1,000	947
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/39	1,000	941
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/40	1,000	944
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	929
	Houston Community College System GO	5.000%	2/15/35	3,000	3,389
	Houston Community College System GO	4.000%	2/15/36	8,500	8,924
	Houston Higher Education Finance Corp. College & University Revenue	4.000%	10/1/51	1,200	1,013
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/43	3,230	3,460

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX Combined Utility System Sewer Revenue	5.000%	11/15/45	2,335	2,585
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	27,100	29,586
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	3,020	3,242
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/38	2,400	2,165
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/39	1,385	1,224
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/49	1,720	1,871
	Houston TX GO	4.000%	3/1/34	590	633
	Houston TX GO	4.000%	3/1/35	675	713
	Houston TX GO	3.000%	3/1/36	1,030	957
[16]	Humble Independent School District GO	4.000%	2/15/28	10,290	10,584
[16]	Huntsville Independent School District GO	5.000%	2/15/35	1,405	1,654
[16]	Katy Independent School District GO	3.000%	2/15/33	3,000	3,037
[16]	Katy Independent School District GO	3.000%	2/15/34	6,995	7,049
[16]	Katy Independent School District GO	3.000%	2/15/35	7,185	7,129
[16]	Lake Travis Independent School District GO	4.000%	2/15/33	1,000	1,058
[16]	Lake Travis Independent School District GO	4.000%	2/15/34	1,015	1,071
[16]	Lamar Consolidated Independent School District GO	4.000%	2/15/30	10,000	10,316
[16]	Lamar Consolidated Independent School District GO	4.000%	2/15/31	5,000	5,152
[16]	Lamar Consolidated Independent School District GO	4.000%	2/15/32	6,835	7,034
[16]	Lamar Consolidated Independent School District GO	4.000%	2/15/62	5,000	4,964
	Laredo College District Combined Fee Revenue GO, Prere.	5.000%	8/1/24	2,030	2,110
	Laredo College District Combined Fee Revenue GO, Prere.	5.000%	8/1/24	1,500	1,559
[16]	Leander Independent School District GO	5.000%	8/15/40	1,000	1,132
[16]	Leander Independent School District GO	5.000%	8/15/41	1,355	1,530
[16]	Leander Independent School District GO	5.000%	8/15/47	10,495	11,643
[16]	Liberty Hill Independent School District GO	4.000%	2/1/33	2,410	2,633
[16]	Liberty Hill Independent School District GO	4.000%	2/1/34	1,000	1,083
[16]	Liberty Hill Independent School District GO	3.000%	2/1/35	1,500	1,483
[16]	Liberty Hill Independent School District GO	3.000%	2/1/36	5,000	4,851
	Lone Star College System College & University Revenue	4.000%	2/15/42	1,125	1,147
	Lone Star College System GO	4.000%	2/15/29	1,150	1,184
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/33	4,605	5,323
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/34	5,050	5,808
[3]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/37	3,625	3,763
[3]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	1,785	1,812
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	1,290	1,452
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	6,000	6,685
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	8,500	9,360
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/36	1,500	1,662

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/36	1,000	1,122
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/37	1,040	1,143
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/37	3,000	3,336
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/38	1,500	1,634
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/38	2,000	2,204
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/39	1,500	1,625
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/39	2,000	2,190
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/40	1,000	1,080
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/40	3,000	3,274
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/41	3,920	4,262
	Lubbock TX GO	4.000%	2/15/30	1,250	1,304
[16]	Mansfield Independent School District GO, Prere.	5.000%	2/15/25	5,000	5,249
	McKinney TX Waterworks & Sewer System Water Revenue	2.000%	3/15/39	1,000	731
	McKinney TX Waterworks & Sewer System Water Revenue	2.000%	3/15/40	1,000	713
	Missouri City TX GO	4.000%	6/15/32	1,125	1,177
	New Braunfels TX Utility System Electric Power & Light Revenue	5.000%	7/1/53	5,000	5,480
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,720	5,799
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	5,040	5,237
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	5,620	4,630
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	2,955	2,954
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,725	3,724
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/43	1,650	1,451
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/49	1,600	1,367
[3]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	3,670	3,735
[3]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	1,000	1,021
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	2.000%	6/1/37	2,590	2,012
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/32	4,575	4,863
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	7,500	7,961

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	7,500	7,938
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	8,500	9,008
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	1,335	1,419
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	23,900	25,116
	Pasadena TX GO	4.000%	2/15/32	1,500	1,542
[16]	Ponder Independent School District GO	4.000%	2/15/37	1,935	2,047
[16]	Ponder Independent School District GO	4.000%	2/15/38	1,000	1,050
[16]	Ponder Independent School District GO	4.000%	2/15/39	1,000	1,040
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/46	4,825	4,746
[16]	Richardson Independent School District GO	3.000%	2/15/36	1,000	975
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/23	6,200	6,260
[16]	San Antonio Independent School District GO	4.000%	8/15/37	1,975	2,041
[16]	San Antonio Independent School District GO	5.000%	8/15/39	3,500	4,065
[16]	San Antonio Independent School District GO	5.000%	8/15/52	7,985	8,893
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/37	1,275	1,303
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/38	1,750	1,965
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	2,000	2,230
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	2,470	2,738
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/41	1,330	1,338
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	2,000	2,204
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	5,000	5,231
	San Antonio TX GO	4.000%	8/1/34	3,015	3,320
	San Antonio TX GO	4.000%	8/1/35	1,190	1,290
	San Antonio Water System Water Revenue	4.000%	5/15/42	1,875	1,894
	San Jacinto Community College District GO	5.000%	2/15/29	3,860	4,165
	San Jacinto Community College District GO	5.000%	2/15/30	4,055	4,373
	San Jacinto Community College District GO	5.000%	2/15/31	2,250	2,426
	San Jacinto Community College District GO	5.000%	2/15/32	2,000	2,155
[16]	Sanger Independent School District GO	4.000%	8/15/47	3,295	3,334
[8]	Spring Independent School District GO	4.000%	8/15/41	5,000	5,052
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	4,500	4,746
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,650	1,816
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,000	2,181
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	2,800	2,807
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	10,358
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/51	10,000	10,817

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	1,750	1,699
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	3,855	4,419
Texas GO	5.000%	8/1/27	2,000	2,134
Texas GO	5.000%	8/1/33	525	626
Texas GO	5.000%	8/1/34	1,205	1,428
Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	1,550	1,578
Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	650	691
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	160	162
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	150	154
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	140	145
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	1,810	1,898
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	2,115	2,244
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	1,335	1,419
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	2,115	2,256
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	6,180	6,612
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	940	1,009
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	6,680	6,921
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,760	2,912
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	1,490	1,590
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,000	1,031
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	500	514
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	5,000	5,132
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/32	4,665	5,052
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	1,720	1,762
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/33	5,820	6,281
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	1,000	1,018
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/34	6,000	6,427
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	1,000	1,007
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	3,560	3,562
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	3,000	2,987
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/36	1,000	991

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	1,000	984
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	3,165	3,112
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,000	967
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	2,500	2,417
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	3,000	2,874
	Texas State University System College & University Revenue	4.000%	3/15/35	2,130	2,235
	Texas Transportation Commission GO PUT	0.650%	4/1/26	3,100	2,833
	Texas Transportation Commission Highway Revenue	5.000%	8/1/57	5,750	5,839
	Texas Water Development Board Water Revenue	5.000%	4/15/29	3,045	3,419
	Texas Water Development Board Water Revenue	4.000%	10/15/33	7,000	7,556
	Texas Water Development Board Water Revenue	4.000%	10/15/34	13,000	13,908
	Texas Water Development Board Water Revenue	4.000%	8/1/36	6,000	6,429
	Texas Water Development Board Water Revenue	3.000%	10/15/38	3,075	2,863
	Texas Water Development Board Water Revenue	5.000%	10/15/38	3,780	4,185
	Texas Water Development Board Water Revenue	4.000%	10/15/44	11,135	11,167
	Texas Water Development Board Water Revenue	5.000%	10/15/47	1,825	2,054
	Texas Water Development Board Water Revenue	5.000%	4/15/49	1,640	1,766
	Texas Water Development Board Water Revenue	5.000%	10/15/57	4,850	5,385
[16]	Tomball Independent School District GO PUT	3.875%	2/15/43	4,810	4,745
	Travis County TX GO	3.000%	3/1/40	1,000	882
[16]	United TX Independent School District GO, Prere.	5.000%	8/15/25	2,355	2,516
[16]	United TX Independent School District GO, Prere.	5.000%	8/15/25	2,535	2,708
	University of Houston College & University Revenue	4.000%	2/15/30	4,610	4,748
	University of Houston College & University Revenue	3.000%	2/15/34	10,605	10,618
	University of Houston College & University Revenue	4.000%	2/15/37	16,205	16,442
	University of Houston College & University Revenue	5.000%	2/15/56	6,510	7,124
	University of North Texas System College & University Revenue	5.000%	4/15/33	3,200	3,335
	University of North Texas System College & University Revenue	5.000%	4/15/34	3,000	3,126
	University of Texas System College & University Revenue	5.000%	8/15/49	11,190	13,737
[1,8]	Waller Consolidated Independent School District GO	5.000%	2/15/38	3,860	4,384
[1,8]	Waller Consolidated Independent School District GO	5.000%	2/15/39	5,235	5,911
[16]	Willis Independent School District GO	4.000%	2/15/29	1,050	1,148
					1,038,692

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utah (1.2%)
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/38	3,100	3,204
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/39	2,190	2,254
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/40	645	661
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/38	4,175	4,367
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/39	4,585	4,760
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/40	4,770	4,911
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/34	1,685	2,003
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/35	1,765	2,076
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	2,530	2,902
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	4,650	5,221
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/43	7,500	8,404
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/46	1,075	1,083
	Millcreek UT Sales Tax Revenue	2.125%	6/1/51	7,570	4,801
	Ogden City UT Sewer & Water Revenue	3.000%	6/15/45	3,000	2,449
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	3/15/36	5,810	6,199
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/41	1,405	1,546
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/50	5,360	5,828
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/52	10,000	11,156
	University of Utah College & University Revenue	4.000%	8/1/34	1,175	1,233
	University of Utah College & University Revenue	4.000%	8/1/35	1,000	1,042
[8]	University of Utah College & University Revenue	5.000%	8/1/39	1,000	1,158
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/36	2,350	2,500
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/37	1,910	2,021
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/39	4,000	4,138
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/40	3,000	3,066
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/41	5,000	5,077
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/42	8,685	8,776
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/51	1,470	1,449
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/38	720	754
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/43	1,150	1,191
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/44	625	653

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/48	1,200	1,235
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/49	1,150	1,193
	Utah County UT Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	1,460	1,488
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	16,500	17,367
	Utah County UT Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	1,500	1,524
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	6,000	6,553
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/50	3,425	3,698
[15]	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	1,750	1,777
[3]	Utah State University College & University Revenue	4.000%	12/1/42	1,000	1,004
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	6,215	6,523
	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue	5.500%	6/1/54	15,000	17,013
	Weber Basin Water Conservancy District Water Revenue	5.000%	10/1/44	3,125	3,427
	Weber Basin Water Conservancy District Water Revenue	5.000%	10/1/50	6,200	6,772
					176,457
Vermont (0.1%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	2,850	2,140
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/49	10,000	10,836
					12,976
Virginia (1.6%)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,000	1,028
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,750	1,786
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,250	1,267
[3]	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/41	5,015	5,159
[5]	Cutalong II Community Development Authority District Special Assessment Revenue	4.500%	3/1/55	5,711	4,647
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue (County Facilities Project)	5.000%	10/1/39	1,525	1,741
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project), Prere.	5.000%	10/1/24	1,800	1,876
	Fairfax County Economic Development Authority Special Tax Revenue	3.000%	4/1/36	2,000	1,884
	Fairfax County Economic Development Authority Special Tax Revenue (Silver Line Phase I Project)	4.000%	4/1/31	3,810	4,010
	Fairfax County Economic Development Authority Special Tax Revenue (Silver Line Phase I Project)	4.000%	4/1/32	11,190	11,749
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/35	1,570	1,825

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/37	2,500	2,844
Fairfax County VA GO	5.000%	10/1/35	2,735	3,126
Fairfax County VA Sewer Revenue	4.000%	7/15/32	2,545	2,694
Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/57	5,000	4,911
Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.250%	7/1/60	33,450	37,267
Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	700	657
Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	1,500	1,378
Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	4,500	4,735
Loudoun County VA GO	3.000%	12/1/31	7,535	7,574
Loudoun County VA GO	4.000%	12/1/32	6,900	7,195
Loudoun County VA GO	4.000%	12/1/33	6,895	7,179
Montgomery County Economic Development Authority College & University Revenue	4.000%	6/1/36	1,200	1,249
Northern Virginia Transportation Commission Transit Revenue	5.000%	6/1/52	5,000	5,609
Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	5,500	5,460
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	6,315	6,386
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	2,870	2,790
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/40	5,000	5,776
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/42	5,000	5,718
Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/40	3,000	2,704
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	4,695	5,141
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	4,880	5,224
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/37	5,075	5,365
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/47	4,000	4,026
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/33	5,310	5,327
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/34	5,470	5,457
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/35	2,720	2,673
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/35	935	1,012
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/36	650	693
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/37	940	991

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/38	905	949
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	5.000%	5/15/57	12,140	13,394
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	4,000	4,292
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/32	9,370	10,708
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/35	5,000	5,425
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/39	1,410	1,482
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/40	8,450	8,861
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	3,750	3,806
				237,050
Washington (0.8%)
Bellevue WA GO	4.000%	12/1/39	1,175	1,210
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/41	13,840	14,764
Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/39	2,475	2,530
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/31	3,260	3,374
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/32	3,425	3,543
Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/42	1,200	1,221
Seattle WA Municipal Electric Power & Light Revenue	4.000%	7/1/41	2,390	2,424
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	4/1/29	3,825	4,035
Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/40	5,000	5,263
Washington GO	5.000%	6/1/33	2,900	3,416
Washington GO	5.000%	6/1/38	10,615	12,172
Washington GO	5.000%	2/1/39	9,570	11,022
Washington GO	5.000%	8/1/42	5,000	5,640
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	4,000	3,852
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/50	1,400	1,340
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/42	975	903
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/46	2,205	1,984
Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	29,669	27,959
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	4,000	3,751
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/34	130	116

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/48	2,400	1,841
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/53	2,245	1,678
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/48	4,500	4,449
					118,487
West Virginia (0.3%)
[3]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/41	7,000	7,639
[3]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/46	6,320	6,870
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/34	7,595	8,036
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	2,500	2,341
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	6/1/23	20,000	20,194
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/30	3,075	3,510
					48,590
Wisconsin (1.2%)
	Milwaukee WI GO	3.000%	4/1/32	4,820	4,852
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/38	1,915	2,160
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/39	1,100	1,237
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/40	800	897
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/41	1,000	1,119
[3]	Monona Grove WI School District GO	3.000%	5/1/34	2,195	2,218
	Neenah Joint School District GO	3.000%	3/1/31	1,960	1,983
	Neenah Joint School District GO	3.000%	3/1/32	3,735	3,765
	Neenah Joint School District GO	4.000%	3/1/33	4,045	4,410
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/41	1,000	944
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/48	1,530	1,536
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/51	1,145	1,043
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	4,135	4,129
[5]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/48	3,000	2,474
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	390	380
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	450	435
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	375	355
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	350	327
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	375	346
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	9,620	9,317

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/46	6,500	6,003
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	2,700	2,314
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	7,500	7,005
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	3,750	3,986
Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	1,125	902
Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/36	1,250	1,312
Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/39	1,500	1,548
Wisconsin GO	5.000%	5/1/32	5,950	6,452
Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/31	1,000	1,040
Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/32	1,080	1,120
Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/41	15,000	15,757
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	5,145	5,617
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,380	2,594
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/34	5,630	5,748
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/35	5,055	5,125
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	1,440	1,485
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,600	1,640
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	15,000	15,135
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,000	5,100
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	5,000	4,948
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	4,000	4,148
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	10,000	10,072
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/48	6,120	6,400
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,750	3,714

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	2,550	2,392
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/52	3,750	4,161
Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.000%	3/1/53	4,280	4,562
				174,207
Wyoming (0.0%)
Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	35	36
Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	35	35
Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	660	526
				597
Total Tax-Exempt Municipal Bonds (Cost $14,637,444)				14,087,915

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (3.9%)
Money Market Fund (3.9%)
[17]	Vanguard Municipal Cash Management Fund (Cost $579,892)	1.393%	5,790,538	579,941
Total Investments (99.6%) (Cost $15,217,336)				14,667,856
Other Assets and Liabilities—Net (0.4%)				52,413
Net Assets (100%)				14,720,269
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Step bond.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the aggregate value was $163,702,000, representing 1.1% of net assets.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2023.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
12	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
13	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
14	Securities with a value of $1,275,000 have been segregated as initial margin for open futures contracts.
15	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
16	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2023	(141)	(19,987)	(944)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	14,087,915	—	14,087,915
Temporary Cash Investments	579,941	—	—	579,941
Total	579,941	14,087,915	—	14,667,856
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	944	—	—	944
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.